SCUDDER
                                                                     INVESTMENTS



      Scudder Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         Class AARP and Class S Shares
--------------------------------------------------------------------------------


                                         Semiannual Report
                                         July 31, 2001


The fund seeks to provide a high income while managing its portfolio in a way that is consistent with the prudent investment of shareholders' capital.

Contents
--------------------------------------------------------------------------------


   3    Letter from the Fund's President

   4    Performance Summary

   6    Portfolio Management Review

  12    Portfolio Summary

  13    Investment Portfolio

  18    Financial Statements

  22    Financial Highlights

  24    Notes to Financial Statements

  34    Officers and Trustees

  35    Investment Products and Services

  37    Account Management Resources



Scudder Income Fund                              Ticker Symbol     Fund Number
--------------------------------------------------------------------------------
Class AARP                                           AINCX             163
--------------------------------------------------------------------------------
Class S                                              SCSBX             063
--------------------------------------------------------------------------------

Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from aarp.scudder.com (Class AARP) or myScudder.com (Class S), talk to your financial representative or call Shareholder Services at 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S). The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Letter from the Fund's President
--------------------------------------------------------------------------------

Dear Shareholder,

For more than a year, stock markets around the world have struggled, reflecting slower economic growth, lower corporate profits, and a sharp decline in technology stocks. During this period, however, the bond market has performed relatively well. For the six months ended July 31, 2001, for example, the Lehman Brothers Aggregate Bond Index rose 4.22 percent, while the S&P 500 Index fell
10.78 percent -- over a 10 percentage point difference.

This does not mean, of course, that investors should sell all their stock investments and move entirely into bonds. After all, stocks have outperformed bonds in many individual years and over extended periods of time. However, the recent outperformance of bonds illustrates why fixed-income investments probably should continue to play a role in most shareholder portfolios. Among the many lessons the past year has taught us is the fact that bonds can provide investors with much-needed stability and diversification in periods of market turmoil. For this reason, we encourage you to remain focused on the importance of holding bonds in your portfolio, even at the times when the stock market is rallying.

Thank you for your continued investment in Scudder Income Fund.

Sincerely,

/s/ Linda C. Coughlin

Linda C. Coughlin

President
Scudder Income Fund




-------------------------------------------------------------------------------
                    AARP Investment Program            Scudder Class S

   Web site:           aarp.scudder.com                 myScudder.com

   Toll-free:           1-800-253-2277                  1-800-SCUDDER
--------------------------------------------------------------------------------

Performance Summary                                            July 31, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Average Annual Total Returns**
--------------------------------------------------------------------------------
Scudder Income Fund                6-Month   1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Class S                              3.10%   11.27%     5.26%    6.55%     7.41%
--------------------------------------------------------------------------------
LB Aggregate Bond Index+             4.22%   12.70%     6.95%    7.89%     7.95%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
--------------------------------------------------------------------------------
                                                       Class AARP      Class S
--------------------------------------------------------------------------------
Net Asset Value:
7/31/01                                                 $   12.73     $   12.74
--------------------------------------------------------------------------------
1/31/01                                                 $   12.71     $   12.72
--------------------------------------------------------------------------------
Distribution Information
Six Months:
  Income Dividends                                      $     .37     $     .37
--------------------------------------------------------------------------------
July Income Dividend                                    $     .06     $     .06
--------------------------------------------------------------------------------
SEC 30-day Yield*                                            5.70%         5.69%
--------------------------------------------------------------------------------
Current Annualized Distribution Rate*                        5.66%         5.65%
--------------------------------------------------------------------------------

* Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2001. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended July 31, 2001, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate.

--------------------------------------------------------------------------------
 Class S Lipper Rankings**
--------------------------------------------------------------------------------

                                                          Number of
                                                           Funds     Percentile
Period                                     Rank           Tracked     Ranking
--------------------------------------------------------------------------------
1-Year                                      108     of      178          61
--------------------------------------------------------------------------------
3-Year                                      87      of      145          60
--------------------------------------------------------------------------------
5-Year                                      79      of      117          67
--------------------------------------------------------------------------------
10-Year                                     25      of      44           56
--------------------------------------------------------------------------------

Rankings/ratings are historical and do not guarantee future results. Rankings are for the "S" class, ranking for share classes may vary.

Source: Lipper, Inc.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                 Scudder Income Fund -- Class S        LB Aggregate Bond Index+

           1991             10000                               10000
           1992             11567                               11479
           1993             12955                               12647
           1994             12811                               12657
           1995             14064                               13937
           1996             14886                               14707
           1997             16442                               16292
           1998             17526                               17571
           1999             17612                               18006
           2000             18372                               19079
           2001             20442                               21502


                          Yearly periods ended July 31
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 Comparative Results**
--------------------------------------------------------------------------------
                                        1-Year     3-Year     5-Year     10-Year
-------------------------------------------------------------------------------
Scudder Income     Growth of $10,000   $11,127    $11,664    $13,733    $20,442
Fund -- Class S    -------------------------------------------------------------
                   Average annual
                   total return          11.27%      5.26%      6.55%      7.41%
--------------------------------------------------------------------------------
LB Aggregate Bond  Growth of $10,000   $11,270    $12,237    $14,621    $21,502
Index+             -------------------------------------------------------------
                   Average annual
                   total return          12.70%      6.95%      7.89%      7.95%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

** Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower. Returns and rankings may differ by share class.

+ The unmanaged Lehman Brothers (LB) Aggregate Bond Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvested dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

If the Advisor had not reimbursed the Fund for losses incurred in connection with portfolio securities trading and had not maintained the Fund's expenses during part of the periods, the total returns would have been lower. Performance of the classes may vary, expense ratios are the same.

Please call (800) 728-3337 for the fund's most up-to-date performance.

Portfolio Management Review
--------------------------------------------------------------------------------

Scudder Income Fund: A Team Approach to Investing

                    Scudder Income Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

                    Lead Portfolio Manager Robert S. Cessine joined the Advisor in January 1993, and is responsible for the fund's investment strategy, including duration management, asset allocation, security selection, and trading.

                    Portfolio Manager Richard Scargill joined the Advisor in 1990 and the fund in 1998. Mr. Scargill has five years of portfolio management experience.

In the following interview, Lead Portfolio Manager Robert Cessine discusses Scudder Income Fund's strategy and the market environment during the six-month period ended July 31, 2001.

                    Q: The shifting economic environment has provided an interesting backdrop for the bond market so far in 2001. What is your take on the performance of the U.S. economy?

                    A: The economy has been in the doldrums throughout 2001, as the powerful growth of late 1999 and early 2000 has abruptly reversed course. Industrial production has declined, unemployment has risen, and corporate earnings have weakened considerably. Key factors behind the downturn include rising oil prices, the Fed's decision to boost short-term interest rates early in 2000, and an unsustainable boom in spending on technology products that has since reversed (leaving the tech sector awash in inventory). The lone bright spot has been consumer spending, which contributes two-thirds of the country's gross domestic product, or GDP. Consumer spending has helped keep the economy afloat even as the pace of layoffs has accelerated. The housing market has also been strong, as low interest rates have attracted buyers.

                    Although the first half of this year brought one of the worst periods for the economy since the early 1990s, market participants remained relatively optimistic regarding its prospects. The reason for the relatively high level of confidence was two-fold. First, the Federal Reserve was exceptionally aggressive in cutting short-term interest rates. The Federal Funds Rate stood at 3.75% at the close of the reporting period, compared to 6.50% at the beginning of the year. This stands as one of the sharpest drops in history. Since economic activity generally is thought to pick up anywhere from six to twelve months after rate cuts begin, investors were encouraged that the downturn would be short-lived. The second key factor is the tax cut package that was passed in April, which is delivering $40 billion worth of rebate checks to consumers and lowering income tax rates in the second half of the year. As a result of these actions, market participants began to anticipate a rebound in the economy.

                    Q: How did this affect the performance of the various subsectors of the bond market?

                    A: Looking at Treasuries first, the most notable event in the first half of 2001 was the steepening of the yield curve. The "yield curve" is a graph showing the term structure of interest rates by plotting the yields of all bonds of the same quality with maturities ranging from the shortest to the longest available. The resulting curve shows the relationship between short-, intermediate-, and long-term interest rates. In the chart on page 10, the long dashed line shows where rates stood on the final business day of 2000. The fact that short-term yields were high while longer-term yields were low (an "inversion" of the yield curve) indicated that while the short-term rates set by the Fed were still high, the market had begun to anticipate slower growth and lower rates in the future. (Yields tend to reflect expectations for the future, rather than the present). During the first half of 2001, the Fed's sharp rate cuts allowed the "short end" of the yield curve to fall (as prices rose). At the same time, expectations for a rebound in growth led to an increase in longer-term yields. As a result, the two-year note posted a total return of 3.53% during the past seven months, while the ten-year note returned 2.47%.

--------------------------------------------------------------------------------
 Treasury Yield Curve:  Recent History
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                      7/31/00                12/29/00            7/31/01

              1         6.05                   5.360               3.41
              2         6.28                   5.1                 3.79
              5         6.14                   4.97                4.53
             10         6.03                   5.11                5.05
             30         5.78                   5.46                5.52

                                 Yearly Periods
--------------------------------------------------------------------------------

Source: Zurich Scudder Investments, Inc.


                     Outside of the Treasury area, corporate bonds generally produced strong performance despite slower earnings and rising default rates. The strongest gains occurred among lower investment-grade quality issues, while higher-grade bonds and high yield tended to lag. Corporates were boosted by the fact that their value relative to Treasuries had become extremely attractive by December of 2000, attracting buyers early in 2001. In addition, sentiment in the corporate market was boosted by a strong uptick in issuance and hopes that the economy will rebound in the second half of the year. Mortgage-backed issues also performed well relative to Treasuries, but not nearly as well as corporates.

                     Q: How did the fund perform in this environment?

                     A: During the six-month period ended July 31, 2001, Scudder Income Fund's Class S total return was 3.10%, compared to a return of 4.22% for its unmanaged benchmark, the Lehman Brothers Aggregate Bond Index. We attribute the fund's underperformance to its positions in the telecommunications area of the high yield sector. We have since pared our position in this area, and we believe that the portfolio is well-positioned for the environment we see in the months ahead. From a longer-term standpoint, we believe that an approach that focuses on value, attractive yields, and strong risk-adjusted returns will help improve the fund's performance record over time.

                    Q: How is the fund positioned at present?

                    A: The portfolio is overweight in corporates and mortgage-backed securities and underweight in Treasuries. It is roughly market-weight in agency notes and asset-backed securities. Within the corporate area, we have been raising the portfolio's weighting in cyclical industries (such as autos and paper) and striving to achieve greater sector diversification. We have also been moving down the quality spectrum within the corporate sector over the course of the year and will continue to look for opportunities in lower-quality issues. Approximately eight percent of the fund's net assets are in high-yield securities, and 28% is held in securities rated BBB. The fund's average credit quality currently stands at Aa3 due to our positions in AAA-rated government, agency, and mortgage securities. We will look to add to the portfolio's position in corporates as opportunity permits, based on our belief that yields are compelling on a historical basis.

                    In the mortgage-backed area, we have moved into higher-coupon issues, which provide higher income and may hold up better if bond yields in general begin to climb. We have rotated a portion of the fund's mortgage- backed position into FNMAs and out of GNMAs, based on what we see as better value among FNMAs. In the asset-backed area, we have made few changes over the past six months, as we continue to emphasize securities that offer an attractive balance of risk and return. Meanwhile, our position in Treasuries is currently used for liquidity purposes as we look for opportunities in other asset classes, and to help manage the fund's duration.

                    The portfolio's duration (interest rate sensitivity) currently stands at roughly 4.21 years, which is short in relation to the fund's benchmark and neutral relative to its peer group. In anticipation of a flatter yield curve (where the difference in yield between 2-year notes and 30-year bonds shrinks), we intend to adopt a "barbell" strategy, where we are overweight in both shorter- and longer-term bonds and underweight in intermediate-term issues.

                    Q: How do you see the economy and the bond market performing during the remainder of the year?

                    A: We intend to remain focused on the corporate area, where the fact that yield spreads are high by historical standards means that the sector may prove beneficial to performance. We will also continue to look for opportunities in the mortgage- and asset-backed areas, which will provide the fund with attractive yields, but which in our view won't add substantially to its risk. Overall, we believe that the current mix of securities in the portfolio will allow the fund to continue to provide shareholders with steady monthly income and a relatively high level of principal stability amid an uncertain environment.


The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                July 31, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Diversification                                        7/31/01        1/31/01
--------------------------------------------------------------------------------
Corporate Bonds                                            51%            55%
U.S. Government Agency Pass-Thrus                          12%            16%
U.S. Treasury Obligations                                   3%            10%
Government National Mortgage Association                    7%             7%
Foreign Bonds-- U.S.$ Denominated                           5%             5%
Asset Backed Securities                                     3%             4%
Cash Equivalents                                           18%             1%
Other                                                       1%             2%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Quality                                                7/31/01        1/31/01
--------------------------------------------------------------------------------
U.S. Government and Agencies                               24%            33%
AAA*                                                       21%             8%
AA                                                          1%             3%
A                                                          17%            24%
BBB                                                        28%            21%
BB                                                          7%             7%
Below B                                                     1%             4%
Not Rated                                                   1%             --
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Effective Maturity                                     7/31/01        1/31/01
--------------------------------------------------------------------------------
Less than 1 year                                           16%             2%
1 < 5 years                                                25%            33%
5 < 8 years                                                23%            22%
8 < 10 years                                               21%            35%
Greater than 10 years                                      15%             8%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

*   Category includes cash equivalents

Weighted average effective maturity: 7.8 years and 7.7 years, respectively.

Diversification is subject to change.

For more complete details about the fund's investment portfolio, see page 15. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                             as of July 31, 2001 (Unaudited)
--------------------------------------------------------------------------------







                                                    Principal
                                                    Amount ($)     Value ($)
--------------------------------------------------------------------------------
 Corporate Bonds 50.9%
--------------------------------------------------------------------------------

Communications 4.5%
--------------------------------------------------------------------------------
McLeodUSA, Inc.:
  8.125%, 2/15/2009                                  4,350,000       2,131,500
  11.375%, 1/1/2009                                  8,485,000       4,963,725
Nextel Communications, Inc.:
  9.375%, 11/15/2009                                 7,700,000       6,342,875
  9.5%, 2/1/2011                                     5,900,000       4,852,750
Qwest Capital Funding, 7%, 8/3/2009                 13,575,000      13,626,449
Sprint Capital Corp., 7.625%, 1/30/2011             12,875,000      13,345,839
WorldCom, Inc., 8.25%, 5/15/2031                    13,675,000      14,017,422
--------------------------------------------------------------------------------
                                                                    59,280,560
--------------------------------------------------------------------------------
Construction 0.3%
--------------------------------------------------------------------------------
Weyerhaeuser Co., 6%, 8/1/2006                       4,350,000       4,342,605
--------------------------------------------------------------------------------
Consumer Discretionary 3.5%
--------------------------------------------------------------------------------
Georgia-Pacific Corp., 8.125%, 5/15/2011            12,400,000      12,695,616
Park Place Entertainment, Inc., 8.5%, 11/15/2006     3,750,000       3,994,826
Toys 'R' Us, 7.625%, 8/1/2011                       12,675,000      12,791,864
Tricon Global Restaurants, 7.625%, 5/15/2008         8,950,000       8,748,625
Wal-Mart Stores, Inc., 7.55%, 2/15/2030              6,875,000       7,649,881
--------------------------------------------------------------------------------
                                                                    45,880,812
--------------------------------------------------------------------------------
Consumer Staples 1.7%
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc., 7%, 3/1/2029             9,000,000       9,249,480
Unilever Capital Corp., 7.125%, 11/1/2010           11,600,000      12,438,564
--------------------------------------------------------------------------------
                                                                    21,688,044
--------------------------------------------------------------------------------
Durables 0.9%
--------------------------------------------------------------------------------
International Paper Co., 8.125%, 7/8/2005           11,325,000      12,199,290
--------------------------------------------------------------------------------
Energy 7.4%
--------------------------------------------------------------------------------
Anadarko Finance Co., 7.5%, 5/1/2031                 9,750,000      10,185,143
Apache Finance Canada, 7.75%, 12/15/2029            12,200,000      13,198,814
Barrett Resources Corp., 7.55%, 2/1/2007            12,500,000      13,065,512
Calpine Corp., 8.5%, 2/15/2011                      15,150,000      15,289,380
Nisource Finance Corp., 7.875%, 11/15/2010          12,325,000      13,455,572
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)     Value ($)
--------------------------------------------------------------------------------
Occidental Petroleum Corp., 8.45%, 2/15/2029        12,350,000      14,112,345
Philips Petroleum Co., 7.0%, 3/30/2029               7,850,000       7,824,252
Pioneer Natural Resources Co., 9.625%, 4/1/2010      8,975,000       9,827,625
--------------------------------------------------------------------------------
                                                                    96,958,643
--------------------------------------------------------------------------------
Financial 12.8%
--------------------------------------------------------------------------------
Bank United Capital Trust, 10.5%, 12/31/2026         4,500,000       4,095,000
BB&T Corp, 6.5%, 8/1/2011                            3,550,000       3,573,501
Capital One Bank, 6.875%, 2/1/2006                   9,850,000       9,895,014
Citigroup, Inc., 7.25%, 10/1/2010                   12,850,000      13,744,617
Crestar Financial Corp., 8.75%, 11/15/2004           5,000,000       5,479,200
EOP Operating LP, 7.0%, 7/15/2011                   12,200,000      12,293,818
ERAC USA Finance Co., 7.35%, 6/15/2008              12,550,000      12,830,618
Federal National Mortgage Association:
  5.25%, 6/15/2006                                  10,250,000      10,302,890
  7.0%, 7/15/2005                                   14,450,000      15,520,167
Firststar Bank, 7.125%, 12/1/2009                    6,600,000       6,992,106
FleetBoston Financial Corp., 7.25%, 9/15/2005       11,300,000      12,012,691
General Motors Acceptance Corp., 7.25%, 3/2/2011     6,125,000       6,460,282
GS Escrow Corp., 7%, 8/1/2003                        9,000,000       9,077,220
PNC Funding Corp., 5.75%, 8/1/2006                  12,700,000      12,801,981
Prudential Insurance Co., 6.375%, 7/23/2006         13,000,000      13,313,040
Wells Fargo & Co., 7.55%, 6/21/2010                 17,850,000      19,452,216
--------------------------------------------------------------------------------
                                                                   167,844,361
--------------------------------------------------------------------------------
Manufacturing 1.0%
--------------------------------------------------------------------------------
Dow Chemical Co., 7%, 8/15/2005                     12,800,000      13,641,472
--------------------------------------------------------------------------------
Media 4.0%
--------------------------------------------------------------------------------
AT&T Corp.-- Liberty Media Group, 7.875%,
  7/15/2009                                         12,525,000      12,051,179
Cablevision Systems Corp., 7.875%, 12/15/2007       12,000,000      12,554,412
Comcast Cable Communications, 7.125%, 6/15/2013      4,725,000       4,794,363
News America Holdings, Inc., 9.25%, 2/1/2013         4,550,000       5,258,754
News America, Inc., 7.25%, 5/18/2018                 3,850,000       3,665,393
Time Warner, Inc., 9.125%, 1/15/2013                12,000,000      14,100,600
--------------------------------------------------------------------------------
                                                                    52,424,701
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)     Value ($)
--------------------------------------------------------------------------------

Service Industries 1.4%
--------------------------------------------------------------------------------
Delhaize America, Inc., 8.125%, 4/15/2011           10,900,000      11,799,795
Felcor Lodging LP, 8.5%, 6/1/2011                    6,400,000       6,160,000
--------------------------------------------------------------------------------
                                                                    17,959,795
--------------------------------------------------------------------------------
Technology 4.2%
--------------------------------------------------------------------------------
Citizens Communications Co., 8.5%, 5/15/2006        12,200,000      12,949,690
Cox Communications, Inc., 7.75%, 11/1/2010          12,225,000      13,161,190
Lockheed Martin Corp., 7.7%, 6/15/2008              14,625,000      15,845,895
Northrop Grumman Corp., 7.125%, 2/15/2011           12,375,000      12,636,609
--------------------------------------------------------------------------------
                                                                    54,593,384
--------------------------------------------------------------------------------
Transportation 0.5%
--------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 7/16/2031                     6,775,000       6,834,823
--------------------------------------------------------------------------------
Utilities 8.7%
--------------------------------------------------------------------------------
Alabama Power Co., 7.125%, 8/15/2004                 6,500,000       6,865,755
Cleveland Electric Illumination Co. "B", 7.67%,
  7/1/2004                                          15,100,000      15,853,339
Detroit Edison Co., 7.5%, 2/1/2005                  13,275,000      14,070,571
Exelon Generation Co. LLC, 6.95%, 6/15/2011         12,350,000      12,715,066
General Electric Capital Corp., 6.5%, 12/10/2007    14,875,000      15,660,549
KeySpan Corp.:                                       3,600,000       3,687,840
  6.15%, 6/1/2006
  7.625%, 11/15/2010                                11,625,000      12,626,377
Progress Energy, Inc., 6.75%, 3/1/2006               6,700,000        6,962,03
Texas Eastern Transmission Corp., 7.3%,             11,900,000      12,532,366
  12/1/2010
Texas Utilities Holdings, 6.375%, 6/15/2006         12,525,000      12,680,686
--------------------------------------------------------------------------------
                                                                   113,654,586
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $653,307,337)                          667,303,076
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Asset Backed 3.5%
--------------------------------------------------------------------------------

Automobile Receivables 1.7%
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Series
  2000-2 A3, 6.46%, 1/15/2004                        5,450,000       5,574,290
DaimlerChrysler Auto Trust:
  Series 2000-C A3, 6.82%, 9/6/2004                  7,750,000       8,020,384
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)     Value ($)
--------------------------------------------------------------------------------
  Series 2000-D A3, 6.66%, 1/8/2005                  5,625,000       5,823,191
First Security Auto Owner Trust, Series 1999-2
  A3, 6%, 10/15/2003                                 2,552,195       2,562,809
--------------------------------------------------------------------------------
                                                                    21,980,674
--------------------------------------------------------------------------------

Credit Card Receivables 1.8%
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Series
  2000-A1, 6.9%, 10/17/2007                          6,750,000       7,163,182
MBNA Master Credit Card Trust, Series 2000-1 A,
  6.9%, 1/15/2008                                   16,025,000      17,012,569
--------------------------------------------------------------------------------
                                                                    24,175,751
--------------------------------------------------------------------------------
Total Asset Backed (Cost $44,128,295)                               46,156,425
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Foreign Bonds -- U.S.$ Denominated 5.3%
--------------------------------------------------------------------------------
British Sky Broadcasting Group PLC, 6.875%,
  2/23/2009                                          6,825,000       6,465,732
PacifiCorp Australia LLC, 6.15%, 1/15/2008          12,000,000      11,819,880
Petroleum Geo-Services, 7.5%, 3/31/2007             12,200,000      12,340,544
Province of Ontario, 5.5%, 10/1/2008                 3,700,000       3,672,953
Province of Quebec, 7%, 1/30/2007                   12,000,000      12,782,400
Stora Enso Oyj, 7.375%, 5/15/2011                    9,850,000      10,328,316
Telus Corp., 7.5%, 6/1/2007                         11,975,000      12,511,241
--------------------------------------------------------------------------------
Total Foreign Bonds-- U.S.$ Denominated (Cost $67,993,840)          69,921,066
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 U.S. Treasury Obligations 2.7%
--------------------------------------------------------------------------------
U.S. Treasury Bond, 3.875%, 6/30/2003                6,350,000       6,360,922
U.S. Treasury Bond, 4.625%, 2/28/2003               13,300,000      13,486,998
U.S. Treasury Bond, 5%, 2/15/2011                   12,085,000      12,049,107
U.S. Treasury Note, 6.25%, 5/15/2030                 2,950,000       3,233,023
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $34,942,259)                  35,130,050
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 U.S. Government Agency Pass-Thrus 12.3%
--------------------------------------------------------------------------------
Federal National Mortgage Association:
  6.5%, 7/1/2030                                    29,685,269      29,702,486
  7% with various maturities until 8/1/2031 (b)     49,556,546      50,593,127
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)     Value ($)
--------------------------------------------------------------------------------
  7.5% with various maturities until 7/1/2031       69,692,291      71,846,522
  8%, 9/1/2015                                       8,774,498       9,145,483
--------------------------------------------------------------------------------
Total U.S. Government Agency Pass-Thrus (Cost $157,486,771)        161,287,618
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Government National Mortgage Association 6.8%
--------------------------------------------------------------------------------

Government National Mortgage Association
  Pass-Thru, 6.5% with various maturities until
  4/15/2029                                         18,169,149      18,334,512
Government National Mortgage Association
  Pass-Thru, 7% with various maturities until
  5/15/2029                                         38,041,183      39,018,124
Government National Mortgage Association
  Pass-Thru, 7.5%, 12/20/2030                       16,278,309      16,804,749
Government National Mortgage Association
  Pass-Thru, 8% with various maturities until
  8/15/2030                                         13,751,512      14,352,728
--------------------------------------------------------------------------------
Total Government National Mortgage Association (Cost $86,104,612)   88,510,113
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Other 0.9%
--------------------------------------------------------------------------------
Riverside Loan Trust I, 6.529%*, 7/16/2008 (c)
  (Cost $15,000,000)                                15,000,000      11,518,440
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Cash Equivalents 17.6%
--------------------------------------------------------------------------------
Zurich Scudder Cash Management QP Trust, 3.93%
  (d) (Cost $230,827,795)                          230,827,795     230,827,795
--------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0% (Cost $1,289,790,909) (a)    1,310,654,583
--------------------------------------------------------------------------------

*   Annualized yield; not a coupon rate.

(a) The cost for federal income tax purposes was $1,290,674,528. At July 31, 2001, net unrealized appreciation for all securities based on tax cost was $19,980,055. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,840,934 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,860,879.

(b) When-issued or forward delivery securities (see Note A in Notes to Financial Statements).

(c) The Riverside Loan Trust I portfolio is also managed by Zurich Scudder Investments, Inc. The Riverside Loan Trust I does not pay Zurich Scudder Investments, Inc. a management fee for the Fund's investment in the Trust.

(d) Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

     Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.


    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $1,289,790,909)       $ 1,310,654,583
--------------------------------------------------------------------------------
Cash                                                                     10,000
--------------------------------------------------------------------------------
Receivable for investments sold                                       7,071,371
--------------------------------------------------------------------------------
Dividends receivable                                                    708,545
--------------------------------------------------------------------------------
Interest receivable                                                  14,050,267
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                         911,275
--------------------------------------------------------------------------------
Total assets                                                      1,333,406,041
--------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                    20,595,524
--------------------------------------------------------------------------------
Payable for when-issued and forward delivery securities              21,967,734
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                      1,449,621
--------------------------------------------------------------------------------
Accrued management fee                                                  518,991
--------------------------------------------------------------------------------
Other accrued expenses and payables                                     651,350
--------------------------------------------------------------------------------
Total liabilities                                                    45,183,220
--------------------------------------------------------------------------------
Net assets, at value                                            $ 1,288,222,821
--------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------
Net assets consist of:
Undistributed net investment income                                     788,580
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments            20,863,674
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                (52,709,545)
--------------------------------------------------------------------------------
Paid-in capital                                                   1,319,280,112
--------------------------------------------------------------------------------
Net assets, at value                                            $ 1,288,222,821
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001 (Unaudited) (continued)
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share ($140,884,940 / 11,063,456 outstanding shares of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                     $         12.73
--------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share ($706,113,464 / 55,428,961 outstanding shares of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                     $         12.74
--------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share ($324,155,088 / 25,443,763 outstanding shares of beneficial interest, $.01 par value, unlimited number of
shares authorized)                                               $         12.74
--------------------------------------------------------------------------------
Maximum offering price per share (100 / 95.50 of $12.74)         $         13.34
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) ($78,143,414 / 6,134,668 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares authorized) $         12.74
--------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($23,372,945 / 1,834,847 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         12.74
--------------------------------------------------------------------------------
Class I

Net Asset Value, offering and redemption price per share ($15,552,970 / 1,217,874 outstanding shares of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                     $         12.77
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Operations for the six months ended July 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:
Dividends                                                       $     1,327,221
--------------------------------------------------------------------------------
Interest                                                             29,396,915
--------------------------------------------------------------------------------
Total income                                                         30,724,136
--------------------------------------------------------------------------------
Expenses:
Management fee                                                        2,625,120
--------------------------------------------------------------------------------
Administrative fee                                                    1,367,134
--------------------------------------------------------------------------------
Distribution services fees                                              182,826
--------------------------------------------------------------------------------
Trustees' fees and expenses                                               8,797
--------------------------------------------------------------------------------
Other                                                                       186
--------------------------------------------------------------------------------
Total expenses, before expense reductions                             4,184,063
--------------------------------------------------------------------------------
Expense reductions                                                       (3,130)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                              4,180,933
--------------------------------------------------------------------------------
Net investment income                                                26,543,203
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from investments                             9,745,876
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on
investments                                                          (5,245,034)
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                            4,500,842
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations $    31,044,045
--------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                 Six Months Ended    Year Ended
                                                   July 31, 2001    January 31,
Increase (Decrease) in Net Assets                    (Unaudited)       2001
--------------------------------------------------------------------------------
Operations:

Net investment income                           $    26,543,203 $    48,825,877
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                          9,745,876     (22,696,819)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period            (5,245,034)     62,831,985
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      31,044,045      88,961,043
--------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class AARP                                         (3,861,705)     (5,252,439)
--------------------------------------------------------------------------------
  Class S                                           (20,296,979)    (49,576,265)
--------------------------------------------------------------------------------
  Class A                                            (1,529,152)             --
--------------------------------------------------------------------------------
  Class B                                              (318,119)             --
--------------------------------------------------------------------------------
  Class C                                               (97,072)             --
--------------------------------------------------------------------------------
  Class I                                               (77,514)             --
--------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                           201,750,978     257,288,388
--------------------------------------------------------------------------------
Net assets acquired in tax-free reorganizations     426,361,429     224,943,251
--------------------------------------------------------------------------------
Reinvestment of distributions                        21,807,831      47,665,636
--------------------------------------------------------------------------------
Cost of shares redeemed                            (202,344,845)   (416,100,982)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                  447,575,393     113,796,293
--------------------------------------------------------------------------------
Increase (decrease) in net assets                   452,438,897     147,928,632
--------------------------------------------------------------------------------
Net assets at beginning of period                   835,783,924     687,855,292
--------------------------------------------------------------------------------
Net assets at end of period (including
undistributed net investment income of $788,580
and $425,918, respectively)                     $ 1,288,222,821 $   835,783,924
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Class AARP                                                  2001^c,d   2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $12.71   $12.19
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                        .36       .39
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                   .03       .55
--------------------------------------------------------------------------------
  Total from investment operations                               .39       .94
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                         (.37)     (.42)
--------------------------------------------------------------------------------
Net asset value, end of period                                $12.73    $12.71
--------------------------------------------------------------------------------
Total Return (%)                                                3.02**    7.93**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                           141       131
--------------------------------------------------------------------------------
Ratio of expenses (%)                                            .91*      .91*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                              5.79*     6.30*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      147*      260
--------------------------------------------------------------------------------

a For the period from July 31, 2000 (commencement of sales of Class AARP shares) to January 31, 2001.

b    Based on average shares outstanding during the period.

c    For the six months ended July 31, 2001 (Unaudited).

d As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to February 1, 2001 are included as interest income. The effect of this change for the six months ended July 31, 2001 was to decrease net investment income by $.005. increase net realized and unrealized gains and losses per share by $.005, and decrease the ratio of net investment income to average net assets from 5.85% to 5.79%. Per share, ratios and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

*    Annualized

**   Not annualized

---------------------------------------------------------------------------------
 Class S                  2001^b,j 2001^c  2000^c  1999^d  1998^e  1997^e 1996^e
---------------------------------------------------------------------------------
Selected Per Share Data
---------------------------------------------------------------------------------
Net asset value, beginning
of period                 $12.72  $12.21  $13.36  $13.24    $13.46  $13.15 $13.61
---------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^a    .36     .80     .79      .07      .81     .80    .80
---------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investment transactions    .03     .63   (1.13)     .05      .00f    .31   (.36)
---------------------------------------------------------------------------------
  Total from investment
  operations                 .39    1.43    (.34)     .12      .81    1.11    .44
---------------------------------------------------------------------------------
Less distributions from:
  Net investment income     (.37)   (.92)   (.81)      --     (.79)   (.79)  (.81)
---------------------------------------------------------------------------------
  Net realized gains on
  investment transactions     --      --      --       --     (.24)   (.01)  (.09)
---------------------------------------------------------------------------------
  Total distributions       (.37)   (.92)   (.81)      --    (1.03)   (.80)  (.90)
---------------------------------------------------------------------------------
Net asset value, end of
period                    $12.74  $12.72  $12.21   $13.36   $13.24  $13.46 $13.15
---------------------------------------------------------------------------------
Total Return (%)            3.10** 12.21^g (2.61)^g,h .91^g** 6.11^g  8.66   3.41
---------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------
Net assets, end of period
($ millions)                 706     705     688      786      806     695    579
---------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)       .91*   1.26i   1.44     1.50*    1.33    1.18    .98
---------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)       .91*    .97i    .95      .95*     .99    1.18    .98
---------------------------------------------------------------------------------
Ratio of net investment
income (%)                  5.79*   6.54    6.19     5.85*    5.98    6.00   6.01
---------------------------------------------------------------------------------
Portfolio turnover rate (%)  147*    260      81       21**    126      62     67
---------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   For the six months ended July 31, 2001 (Unaudited).

^c   For the year ended January 31.

^d For the one month ended January 31, 1999. On August 10, 1998, the Fund changed its fiscal year end from December 31 to January 31.

^e   For the year ended December 31.

^f   Amount is less than one half of $.01.

^g   Total returns would have been lower had certain expenses not been reduced.

^h If the Advisor had not reimbursed the Fund for losses incurred in connection with portfolio securities trading, the total return for the year ended January 31, 2000 would have been lower.

^i The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were 1.21% and .93%, respectively.

^j As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to February 1, 2001 are included as interest income. The effect of this change for the six months ended July 31, 2001 was to decrease net investment income by $.005. increase net realized and unrealized gains and losses per share by $.005, and decrease the ratio of net investment income to average net assets from 5.85% to 5.79%. Per share, ratios and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

*    Annualized    ** Not annualized

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder Income Fund (the "Fund") is a diversified series of Scudder Portfolio Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On June 25 2001, the Fund commenced offering additional shares: Class A, Class B, Class C and Class I. Each class of shares provides investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert to another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are especially designed for members of AARP and are not subject to initial or contingent deferred sales charges. Class S shares are not subject to initial or contingent deferred sales charges. After December 29, 2000, Class S shares of the Fund are generally not available to new investors. Certain detailed information for the Class A, B, C and I shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes, except that each class bears certain expenses unique to that class such as distribution fees, service fees, administrative fee and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Fund, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less and other cash equivalents are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At January 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $42,414,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until January 31, 2007 ($2,659,000), January 31, 2008 ($5,901,000) and January 31, 2009
($33,854,000), the respective expiration dates, whichever occurs first. In addition, from November 1, 2000 through January 31, 2001, the Fund incurred approximately $2,187,000 of net capital realized losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending January 31, 2002.

In addition, the Fund inherited approximately $14,501,000 of capital losses from its merger (see Note G) with AARP Bond Fund for Income, which may be applied against any realized net taxable capital gains in future years, or until January 31, 2007 ($39,000), January 31, 2008 ($2,962,000) and January 31, 2009

($11,500,000), the respective expiration dates, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

The Fund also inherited approximately $2,246,000 of capital losses from its merger (see Note G) with Scudder Corporate Bond Fund, which may be applied against any realized net taxable gains in future years or until January 31, 2008, the expiration date, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

The Fund also inherited approximately $43,703,000 of capital losses from its merger (see Note G) with Kemper Income and Capital Preservation Fund, which may be applied against any realized net taxable gains in future years or until January 31, 2006 ($8,102,000) and January 31, 2007 ($35,601,000), the respective expiration dates, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

Distribution of Income and Gains. Effective May 1, 2001, net investment income is declared and distributed to shareholders monthly. Prior to May 1, 2001, all of the net investment income of the Fund was declared as a daily dividend and was distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended July 31, 2001, purchases and sales of investment securities (excluding short-term investments and direct U.S. government obligations) aggregated $426,620,985 and $491,028,978. Purchases and sales of direct U.S. government obligations aggregated $216,588,753 and $265,172,654, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement was equal to an annual rate of 0.65% on the first $200,000,000 of average daily net assets, 0.60% on the next $300,000,000 of such net assets, 0.55% on the next $500,000,000 of such net assets, 0.525% on the next $500,000,000 of such net assets and 0.50% of such net assets in excess of $1,500,000,000, computed and accrued daily and payable monthly.

Effective June 25, 2001, the Fund, as approved by the Fund's Trustees, adopted a new Investment Management Agreement (the "Management Agreement") with ZSI. The Management Agreement is identical to the pre-existing Agreement, except for the dates of execution and termination and fee rate. The management fee payable under the Management Agreement is equal to an annual rate of 0.55% of the first $250,000,000 of the Fund's average daily net assets, 0.52% on the next $750,000,000 of such net assets, 0.50% on the next $1,500,000,000 of such net assets, 0.48% on the next $2,500,000,000 of such net assets, 0.45% on the next $2,500,000,000 of such net assets, 0.43% on the next $2,500,000,000 of such net assets, 0.41% on the next $2,500,000,000 of such net assets and 0.40% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly.

Accordingly, for the six months ended July 31, 2001, the fees pursuant to the Agreement and the Management Agreement aggregated $2,625,120, which was equivalent to annualized effective rate of 0.52% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement, the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative fee (the "Administrative Fee"). The Administrative Fee under the Administrative Agreement for Class AARP and Class S for the six months ended July 31, 2001, was equal to an annualized effective rate of 0.30% and 0.30%, respectively, of average daily net assets, computed and accrued daily and payable monthly. The

Administrative Fee for Class A, Class B, Class C and Class I for the period June 25, 2001 (commencement of sales) through July 31, 2001 was equal to 0.30%, 0.30%, 0.20% and 0.10%, respectively, of average daily net assets, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corp. and Scudder Investments Service Company, also subsidiaries of ZSI, are the transfer, shareholder service and dividend-paying agent for the classes of shares of the Fund. Scudder Trust Company, an affiliate of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers, not affiliated with ZSI, provide certain services (i.e. custody, legal, audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended July 31, 2001, the Administrative Fee was as follows:

                                                   Total              Unpaid at
Administrative Fee                               Aggregated       July 31, 2001
--------------------------------------------------------------------------------
Class AARP                                       $     205,615    $      32,171
--------------------------------------------------------------------------------
Class S                                              1,084,356          161,981
--------------------------------------------------------------------------------
Class A                                                 59,742           80,857
--------------------------------------------------------------------------------
Class B                                                 14,607           19,455
--------------------------------------------------------------------------------
Class C                                                  2,008            3,875
--------------------------------------------------------------------------------
Class I                                                    806              598
--------------------------------------------------------------------------------
                                                 $   1,367,134    $     298,937
--------------------------------------------------------------------------------

Distribution Service Agreement. In accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Classes B and
C. Pursuant to the Agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Classes B and C shares. For the period June 25, 2001 (commencement of sales) through July 31, 2001, the Distribution Fee was as follows:

                                                                     Unpaid at
Distribution Fee                                 Total Aggregated  July 31, 2001
--------------------------------------------------------------------------------
Class B                                          $      58,658    $      49,114
--------------------------------------------------------------------------------
Class C                                                 17,573           14,744
--------------------------------------------------------------------------------
                                                 $      76,231    $      63,858
--------------------------------------------------------------------------------

SDI also provides information and administrative services ("Service Fees") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based on assets of shareholder accounts the firms service. For the period June 25, 2001 (commencement of sales) through July 31, 2001, the Service Fees were as follows:

                                                                    Unpaid at
Service Fees                                     Total Aggregated  July 31, 2001
--------------------------------------------------------------------------------
Class A                                          $      81,185    $      68,038
--------------------------------------------------------------------------------
Class B                                                 19,553           16,371
--------------------------------------------------------------------------------
Class C                                                  5,857            4,915
--------------------------------------------------------------------------------
                                                 $     106,595    $      89,324
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Classes A, B and C. Underwriting commissions paid in connection with the distribution of Class A shares for the period from June 25, 2001 (commencement of sales) through July 31, 2001 aggregated $2,215, of which none was paid to other firms.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period June 25, 2001 (commencement of sales) to July 31, 2001, the CDSC for Classes B and C aggregated $13,914 and $354, respectively.

Trustees' Fees and Expenses. The Trust pays each of its Trustees not affiliated with the Advisor an annual retainer, plus specified amounts for attended board and committee meetings. For the six months ended July 31, 2001, Trustees' fees and expenses aggregated $8,797.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. ZSI does not receive a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the six months ended July 31, 2001, totaled $1,327,221 and are reflected as dividend income on the Statement of Operations.

D. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended July 31, 2001, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $3,130 for custodian credits earned.

E. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

F. Reorganization

ZSI initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the creation of one Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds.

G. Acquisitions of Assets

On June 22, 2001, the Fund acquired all the net assets of Kemper Income and Capital Preservation Fund pursuant to a plan of reorganization approved by shareholders on May 24, 2001. The acquisition was accomplished by a tax-free exchange of 25,394,838 Class A shares, 6,153,324 Class B shares, 1,824,332 Class C and 357,891 Class I shares of the Fund, respectively, for 39,121,359 Class A shares, 9,515,294 Class B shares, 2,811,797 Class C shares and 551,541 Class I shares of the of Kemper Income and Capital Preservation Fund, respectively, outstanding on June 22, 2001. Kemper Income and Capital Preservation Fund's net assets at that date ($426,361,429), including $8,025,057 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $839,771,673. The combined net assets of the Fund immediately following the acquisition were $1,266,133,102.

On July 28, 2000, the Fund acquired all the net assets of AARP Bond Fund for Income pursuant to a plan of reorganization approved by shareholders on July 13, 2000. The acquisition was accomplished by a tax-free exchange of 15,054,140 Class AARP shares of the Fund for 13,242,168 shares of AARP Bond Fund for Income outstanding on July 28, 2000. AARP Bond Fund for Income's net assets at that date ($183,509,996), including $4,631,154 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $649,750,265. The combined net assets of the Fund immediately following the acquisition were $833,260,261.

In addition, on November 3, 2000, the Fund acquired all the net assets of Scudder Corporate Bond Fund pursuant to a plan of reorganization approved by shareholders on July 13, 2000. The acquisition was accomplished by a tax-free exchange of 3,382,440 Class S shares of the Fund for 3,667,129 shares of Scudder Corporate Bond Fund outstanding on November 3, 2000. Scudder Corporate Bond Fund's net assets at that date ($41,433,255), including $241,496 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $792,049,981. The combined net assets of the Fund immediately following the acquisition were $833,483,236.

H. Share Transactions


The following table summarizes share and dollar activity in the Fund:

                         Six Months Ended                   Year Ended
                          July 31, 2001                  January 31, 2001
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------
Shares sold
--------------------------------------------------------------------------------
Class AARP          1,463,834    $ 18,542,323         775,732*     $ 9,716,101*
--------------------------------------------------------------------------------
Class S             9,315,230     117,919,253      20,035,468      247,572,287
--------------------------------------------------------------------------------
Class A**           2,854,093      36,074,401              --               --
--------------------------------------------------------------------------------
Class B**             985,028      12,447,485              --               --
--------------------------------------------------------------------------------
Class C**             417,107       5,270,186              --               --
--------------------------------------------------------------------------------
Class I**             909,614      11,497,330              --               --
--------------------------------------------------------------------------------
                                 $201,750,978                     $257,288,388
--------------------------------------------------------------------------------

Shares issued in tax-free reorganizations
--------------------------------------------------------------------------------
Class AARP                 --    $         --      15,054,140     $183,509,996
--------------------------------------------------------------------------------
Class S                    --              --       3,382,440       41,433,255
--------------------------------------------------------------------------------
Class A            25,394,838     321,000,924              --               --
--------------------------------------------------------------------------------
Class B             6,153,324      77,777,217              --               --
--------------------------------------------------------------------------------
Class C             1,824,332      23,059,713              --               --
--------------------------------------------------------------------------------
Class I               357,891       4,523,575              --               --
--------------------------------------------------------------------------------
                                 $426,361,429                     $224,943,251
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP            162,471    $  2,052,764         238,331*     $ 2,951,202*
--------------------------------------------------------------------------------
Class S             1,455,000      18,396,647       3,640,200       44,714,434
--------------------------------------------------------------------------------
Class A**              78,665         996,687              --               --
--------------------------------------------------------------------------------
Class B**              17,027         215,734              --               --
--------------------------------------------------------------------------------
Class C**               5,511          69,823              --               --
--------------------------------------------------------------------------------
Class I**               5,998          76,176              --               --
--------------------------------------------------------------------------------
                                 $ 21,807,831                     $ 47,665,636
--------------------------------------------------------------------------------

                         Six Months Ended                   Year Ended
                          July 31, 2001                  January 31, 2001
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------
Shares redeemed
--------------------------------------------------------------------------------
Class AARP           (887,024)   $(11,227,976)     (5,744,028)*   $(70,926,351)*
--------------------------------------------------------------------------------
Class S           (10,739,402)   (135,862,430)    (27,982,175)    (345,174,631)
--------------------------------------------------------------------------------
Class A**          (2,883,833)    (36,447,095)             --               --
--------------------------------------------------------------------------------
Class B**          (1,020,711)    (12,892,606)             --               --
--------------------------------------------------------------------------------
Class C**            (412,103)     (5,209,259)             --               --
--------------------------------------------------------------------------------
Class I**             (55,629)       (705,479)             --               --
--------------------------------------------------------------------------------
                                $(202,344,845)                   $(416,100,982)
--------------------------------------------------------------------------------
Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP            739,281    $  9,367,111      10,324,175     $125,250,948
--------------------------------------------------------------------------------
Class S                30,828         453,470        (924,067)     (11,454,655)
--------------------------------------------------------------------------------
Class A**          25,443,763     321,624,917              --               --
--------------------------------------------------------------------------------
Class B**           6,134,668      77,547,830              --               --
--------------------------------------------------------------------------------
Class C**           1,834,847      23,190,463              --               --
--------------------------------------------------------------------------------
Class I**           1,217,874      15,391,602              --               --
--------------------------------------------------------------------------------
                                 $447,575,393                     $113,796,293
--------------------------------------------------------------------------------

* For the period from July 31, 2000 (commencement of sales of Class AARP shares) to January 31, 2001.

** For the period from June 25, 2001 (commencement of sales of Class A, Class B, Class C and Class I shares) to July 31, 2001.

I. Change In Accounting Principle

As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to February 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $424,827 reduction in cost of securities and a corresponding $424,827 increase in net unrealized appreciation, based on securities held by the Fund on February 1, 2001.

The effect of this change for the six months ended July 31, 2001, was to decrease net investment income by $247,997, decrease unrealized appreciation by $225,625, and increase net realized gains by $473,619. The statement of changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.

Officers and Trustees
--------------------------------------------------------------------------------

Linda C. Coughlin*
   President and Trustee

Henry P. Becton, Jr.
   Trustee; President, WGBH Educational
   Foundation

Dawn-Marie Driscoll
   Trustee; President, Driscoll Associates;
   Executive Fellow, Center for Business
   Ethics, Bentley College

Edgar R. Fiedler
   Trustee; Senior Fellow and Economic
   Counsellor, The Conference Board, Inc.

Keith R. Fox
   Trustee; General Partner,
   The Exeter Group of Funds

Jean Gleason Stromberg
   Trustee; Consultant

Jean C. Tempel
   Trustee; Managing Director, First Light
   Capital, LLC

Steven Zaleznick
   Trustee; President and Chief Executive
   Officer, AARP Services, Inc.

Thomas V. Bruns*
   Vice President

Robert S. Cessine*
   Vice President

William F. Glavin*
   Vice President

Gary A. Langbaum*
   Vice President

James E. Masur*
   Vice President

Harry E. Resis*
   Vice President

Howard S. Schneider*
   Vice President

John Millette*
   Vice President and Secretary

Kathryn L. Quirk*
   Vice President and Assistant Secretary

John R. Hebble*
   Treasurer

Thomas Lally*
   Assistant Treasurer

Brenda Lyons*
   Assistant Treasurer

Caroline Pearson*
   Assistant Secretary


*Zurich Scudder Investments, Inc.

Investment Products and Services
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Scudder Funds
--------------------------------------------------------------------------------

Core

   Scudder Balanced Fund
   Scudder Growth and Income Fund
   Scudder S&P 500 Index Fund
   Scudder Select 500 Fund
   Scudder Small Company Stock Fund

Growth

   Scudder 21st Century Growth Fund
   Scudder Capital Growth Fund
   Scudder Development Fund
   Scudder Large Company Growth Fund
   Scudder Select 1000 Growth Fund

Value

   Scudder Dividend & Growth Fund
   Scudder Large Company Value Fund
   Scudder Small Company Value Fund*

Sector

   Scudder Gold Fund
   Scudder Health Care Fund
   Scudder Technology Innovation Fund

Asset Allocation

   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

Global/International

   Scudder Emerging Markets Growth Fund
   Scudder Emerging Markets Income Fund
   Scudder Global Fund
   Scudder Global Bond Fund
   Scudder Global Discovery Fund
   Scudder Greater Europe Growth Fund
   Scudder International Fund
   Scudder Latin America Fund
   Scudder Pacific Opportunities Fund
   The Japan Fund, Inc.*

Income

   Scudder GNMA Fund
   Scudder High-Yield Opportunity Fund
   Scudder Income Fund
   Scudder Short-Term Bond Fund

Tax-Free Income

   Scudder California Tax-Free Income Fund*
   Scudder High-Yield Tax-Free Fund
   Scudder Managed Municipal Bonds
   Scudder Massachusetts Tax-Free Fund
   Scudder Medium-Term Tax-Free Fund
   Scudder New York Tax-Free Income Fund*

Money Market

   Scudder Cash Investment Trust
   Scudder Money Market Series:
     Prime Reserve Shares
     Premium Shares
     Managed Shares
   Scudder Tax-Free Money Fund
   Scudder U.S. Treasury Money Fund
--------------------------------------------------------------------------------

*   Class S shares only

--------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs                       Education Accounts

   Traditional IRA                           Education IRA
   Roth IRA                                  UGMA/UTMA
   SEP-IRA                                   IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities

--------------------------------------------------------------------------------
 Closed-End Funds
--------------------------------------------------------------------------------

   The Argentina Fund, Inc.                  Scudder High Income Trust
   The Brazil Fund, Inc.                     Scudder Intermediate Government Trust
   The Korea Fund, Inc.                      Scudder Multi-Market Income Trust
   Montgomery Street Income Securities, Inc. Scudder Strategic Income Trust
   Scudder Global High Income Fund, Inc.     Scudder Strategic Municipal Income Trust
   Scudder New Asia Fund, Inc.               Scudder Municipal Income Trust

--------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------

For shareholders of Scudder funds including those in the AARP Investment Program
--------------------------------------------------------------------------------

 Convenient ways to   Automatic Investment Plan
    invest, quickly
       and reliably   A convenient investment program in which money is
                      electronically debited from your bank account monthly to regularly purchase fund shares and "dollar cost average"
                      -- buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                      Automatic Dividend Transfer

                      The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                      QuickBuy

                      Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                      Payroll Deduction and Direct Deposit

                      Have all or part of your paycheck -- even government checks -- invested in up to four Scudder funds at one time.

                      *   Dollar cost averaging involves continuous investment
                          in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.
--------------------------------------------------------------------------------
   Around-the-clock   Automated Information Lines
 electronic account
        service and   Scudder Class S Shareholders:
       information,   Call SAIL(TM)--1-800-343-2890
     including some
       transactions   AARP Investment Program Shareholders:
                      Call Easy-Access Line-- 1-800-631-4636

                      Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.

                      Web Site

                      Scudder Class S Shareholders --
                      myScudder.com

                      AARP Investment Program Shareholders--
                      aarp.scudder.com

                      Scudder's Web sites allow you to view your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

                      The sites also provide prospectuses and applications for all Scudder funds, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Those who depend   Automatic Withdrawal Plan
      on investment
       proceeds for   You designate the bank account, determine the schedule (as
    living expenses   frequently as once a month) and amount of the redemptions,
    can enjoy these   and Scudder does the rest.
        convenient,
        timely, and   Distributions Direct
 reliable automated
withdrawal programs   Automatically deposits your fund distributions into the
                      bank account you designate within three business days after each distribution is paid.

                      QuickSell

                      Provides speedy access to your money by electronically crediting your redemption proceeds to the bank account you previously designated.
--------------------------------------------------------------------------------

           For more   Scudder Class S Shareholders:
  information about
     these services   Call a Scudder representative at
                      1-800-SCUDDER

                      AARP Investment Program Shareholders:

                      Call an AARP Investment Program representative at
                      1-800-253-2277
--------------------------------------------------------------------------------
 Please address all   For Scudder Class S Shareholders:
            written
  correspondence to   Scudder Investments
                      PO Box 219669
                      Kansas City, MO
                      64121-9669

                      For AARP Investment Program Shareholders:

                      AARP Investment Program
                      from Scudder Investments
                      PO Box 219735
                      Kansas City, MO
                      64121-9735
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS

Two International Place
Boston, MA 02110-4103



A member of [LOGO] Zurich Scudder Investments

                                                                     SCUDDER
                                                                     INVESTMENTS



      Scudder Income Fund
--------------------------------------------------------------------------------
                                         Classes A, B, C and I
--------------------------------------------------------------------------------


                                        Semiannual Report
                                        July 31, 2001


The fund seeks to provide a high income while managing its portfolio in a way that is consistent with the prudent investment of shareholders' capital.

Contents
--------------------------------------------------------------------------------

   3    Performance Summary

   6    Portfolio Management Review

  13    Portfolio Summary

  14    Investment Portfolio

  19    Financial Statements

  23    Financial Highlights

  27    Notes to Financial Statements

  37    Officers and Trustees

  38    Account Management Resources






Scudder Income Fund                              Nasdaq Symbol     CUSIP Number
--------------------------------------------------------------------------------
Class A                                              SZIAX          811192-806
--------------------------------------------------------------------------------
Class B                                              SZIBX          811192-889
--------------------------------------------------------------------------------
Class C                                              SZICX          811192-871
--------------------------------------------------------------------------------
Class I                                               N/A           811192-863
--------------------------------------------------------------------------------

Zurich Scudder Investments, Inc. is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                               July 31, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Average Annual Total Returns (Unadjusted for Sales Charge)*
--------------------------------------------------------------------------------
Scudder Income Fund                6-Month   1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Class A(a)                           2.97%   10.99%     5.00%    6.28%     7.14%
--------------------------------------------------------------------------------
Class B(a)                           2.58%   10.16%     4.22%    5.49%     6.34%
--------------------------------------------------------------------------------
Class C(a)                           2.63%   10.27%     4.32%    5.59%     6.45%
--------------------------------------------------------------------------------
LB Aggregate Bond Index[[            4.22%   12.70%     6.95%    7.89%     7.95%
--------------------------------------------------------------------------------
Performance is historical and does not guarantee future results.
Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
--------------------------------------------------------------------------------
                                          Class A       Class B        Class C
--------------------------------------------------------------------------------
Net Asset Value:
7/31/01                                 $   12.74      $   12.74     $   12.74
--------------------------------------------------------------------------------
Commencement of sales (6/25/01)         $   12.64      $   12.64     $   12.64
--------------------------------------------------------------------------------
Distribution Information

For the period June 25, 2001
(commencement of sales) to
July 31, 2001:
  Income Dividends                      $     .06      $     .05     $     .05
--------------------------------------------------------------------------------
July Income Dividend                    $     .057     $     .049    $     .050
--------------------------------------------------------------------------------
SEC 30-day Yield[                            5.44%          4.69%         4.79%
--------------------------------------------------------------------------------
Current Annualized Distribution Rate
(based on Net Asset Value)+                  5.40%          4.62%         4.73%
--------------------------------------------------------------------------------

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2001. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended July 31, 2001, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate.

--------------------------------------------------------------------------------
 Class S Lipper Rankings*
--------------------------------------------------------------------------------
                                                         Number of
                                                           Funds     Percentile
Period                                     Rank           Tracked      Ranking
--------------------------------------------------------------------------------
1-Year                                      108     of      178          61
--------------------------------------------------------------------------------
3-Year                                      87      of      145          60
--------------------------------------------------------------------------------
5-Year                                      79      of      117          67
--------------------------------------------------------------------------------
10-Year                                     25      of      44           56
--------------------------------------------------------------------------------

Rankings/ratings are historical and do not guarantee future results. Rankings are for the "S" class, ranking for share classes may vary.

Source: Lipper, Inc.

(a) On June 25, 2001 the fund began offering an additional three classes of shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment(c) (Adjusted for Sales Charge)*
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

Scudder Income Fund -- Class A(b)  LB Aggregate Bond Index++

          1991      9550                       10000
          1992     11019                       11479
          1993     12311                       12647
          1994     12143                       12657
          1995     13297                       13937
          1996     14039                       14707
          1997     15468                       16292
          1998     16447                       17571
          1999     16486                       18006
          2000     17155                       19079
          2001     19040                       21502


                          Yearly periods ended July 31
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Comparative Results (Adjusted for Sales Charge)
--------------------------------------------------------------------------------
                                        1-Year     3-Year     5-Year     10-Year
--------------------------------------------------------------------------------
Scudder Income     Growth of $10,000    $10,599    $11,056    $12,952   $19,040
Fund -- Class A(b) -------------------------------------------------------------
                   Average annual
                   total return            5.99%      3.40%      5.31%     6.65%
--------------------------------------------------------------------------------
Scudder Income     Growth of $10,000    $10,716    $11,136    $12,969   $18,496
Fund -- Class B(b) -------------------------------------------------------------
                   Average annual
                   total return            7.16%      3.65%      5.34%     6.34%
--------------------------------------------------------------------------------
Scudder Income     Growth of $10,000    $11,027    $11,353    $13,128   $18,682
Fund -- Class C(b) -------------------------------------------------------------
                   Average annual
                   total return           10.27%      4.32%      5.59%     6.45%
--------------------------------------------------------------------------------
LB Aggregate Bond  Growth of $10,000    $11,270    $12,237    $14,621   $21,502
Index++            -------------------------------------------------------------
                   Average annual
                   total return           12.70%      6.95%      7.89%     7.95%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

* Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower. Rankings are for Class S shares; rankings for share classes may vary.

(b) On June 25, 2001 the fund began offering an additional three classes of shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 4.50%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares performance is adjusted for CDSC, which is 1% within the first year after purchase. The difference in expenses will affect performance.

(c) The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

++ The unmanaged Lehman Brothers (LB) Aggregate Bond Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvested dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Advisor had not reimbursed the Fund for losses incurred in connection with portfolio securities trading and had not maintained the Fund's expenses, the total returns would have been lower.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Management Review
--------------------------------------------------------------------------------


Scudder Income Fund: A Team Approach to Investing

                    Scudder Income Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

                    Lead Portfolio Manager Robert S. Cessine joined the Advisor in January 1993, and is responsible for the fund's investment strategy, including duration management, asset allocation, security selection, and trading.

                    Portfolio Manager Richard Scargill joined the Advisor in 1990 and the fund in 1998. Mr. Scargill has five years of portfolio management experience.

We are pleased to present you with your first report on Scudder Income Fund. In the following Q&A, Lead Portfolio Manager Robert Cessine discusses market conditions and the fund's investment strategy during the past six months.

In June of this year, shareholders of Kemper Income and Capital Preservation Fund approved a reorganization of your fund into Scudder Income Fund. As you saw in the material that was sent to you for the purpose of soliciting your vote on the transaction, Scudder Income Fund is very similar to Kemper Income and Capital Preservation Fund in that it focuses on high-quality debt securities. Also, Robert Cessine, who has managed Kemper Income and Capital Preservation Fund since 1994 until the reorganization date, will continue to manage Scudder Income Fund. We believe that Scudder Income Fund is appropriate for income-oriented investors who are seeking an investment in a core bond portfolio. If you have questions about your fund, please contact your financial advisor.

                    Q: The shifting economic environment has provided an interesting backdrop for the bond market so far in 2001. What is your take on the performance of the U.S. economy?

                    A: The economy has been in the doldrums throughout 2001, as the powerful growth of late 1999 and early 2000 has abruptly reversed course. Industrial production has declined, unemployment has risen, and corporate earnings have weakened considerably. Key factors behind the downturn include rising oil prices, the Fed's decision to boost short-term interest rates early in 2000, and an unsustainable boom in spending on technology products that has since reversed (leaving the tech sector awash in inventory). The lone bright spot has been consumer spending, which contributes two-thirds of the country's gross domestic product, or GDP. Consumer spending has helped keep the economy afloat even as the pace of layoffs has accelerated. The housing market has also been strong, as low interest rates have attracted buyers.

--------------------------------------------------------------------------------
 Economic Guideposts Data as of 7/31/01
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:
                                    2 years ago  1 year ago  6 months ago   Now
Inflation Rate (a)                    2.00          3.70        3.40        3.30
U.S. Unemployment Rate (b)             4.3           4.0        4.20        4.50
Federal Funds Rate (c)                5.00          6.50        6.00        3.75
Industrial Production                 4.40           6.7        3.20        -3.6
Growth Rate of Personal Income (e)    4.50          7.20        7.30        5.10

--------------------------------------------------------------------------------

(a) The year-over-year percentage change in U.S. consumer prices.

(b) The percentage of adults out of work and looking for a job.

(c) The interest rate banks charge each other for overnight loans.

(d) Year-over-year percentage change.

(e) Growth rate of individual income from all sources.

    Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.
--------------------------------------------------------------------------------

                    Although the first half of this year brought one of the worst periods for the economy since the early 1990s, market participants remained relatively optimistic regarding its prospects. The reason for the relatively high level of confidence was two-fold. First, the Federal Reserve was exceptionally aggressive in cutting short-term interest rates. The Federal Funds Rate stood at 3.75% at the close of the reporting period, compared to 6.50% at the beginning of the year. This stands as one of the sharpest drops in history. Since economic activity generally is thought to pick up anywhere from six to twelve months after rate cuts begin, investors were encouraged that the downturn would be short-lived. The second key factor is the tax cut package that was passed in April, which is delivering $40 billion worth of rebate checks to consumers and lowering income tax rates in the second half of the year. As a result of these actions, market participants began to anticipate a rebound in the economy.

                    Q: How did this affect the performance of the various subsectors of the bond market?

                    A: Looking at Treasuries first, the most notable event in the first half of 2001 was the steepening of the yield curve. The "yield curve" is a graph showing the term structure of interest rates by plotting the yields of all bonds of the same quality with maturities ranging from the shortest to the longest available. The resulting curve shows the relationship between short-, intermediate-, and long-term interest rates. In the chart on page 12, the dashed line shows where rates stood on the final business day of 2000. The fact that short-term yields were high while longer-term yields were low (an "inversion" of the yield curve) indicated that while the short-term rates set by the Fed were still high, the market had begun to anticipate slower growth and lower rates in the future. (Yields tend to reflect expectations for the future, rather than the present). During the first half of 2001, the Fed's sharp rate cuts allowed the "short end" of the yield curve to fall (as prices rose). At the same time, expectations for a rebound in growth led to an increase in longer-term yields. As a result, the two-year note posted a total return of 3.53% during the past six months, while the ten-year note returned 2.47%.

                    Outside of the Treasury area, corporate bonds generally produced strong performance despite slower earnings and rising default rates. The strongest gains occurred among lower investment-grade quality issues, while higher grade bonds and high yield tended to lag. Corporates were boosted by the fact that their value relative to Treasuries

--------------------------------------------------------------------------------
 Treasury Yield Curve:  Recent History
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                       12/29/00           12/29/00            7/31/01
              1         6.05%              5.360%                3.41%
              2         6.28%                5.1%                3.79%
              5         6.14%               4.97%                4.53%
             10         6.03%               5.11%                5.05%
             30         5.78%               5.46%                5.52%

                                 Yearly Periods
--------------------------------------------------------------------------------
Source: Zurich Scudder Investments, Inc.

                     had become extremely attractive by December of 2000, attracting buyers early in the year. In addition, sentiment in the corporate market was boosted by a strong uptick in issuance and hopes that the economy will rebound in the second half of 2001. Mortgage-backed issues also performed well relative to Treasuries, but not nearly as well as corporates.

                     Q: How did the fund perform in this environment?

                     A: During the six-month period ended July 31, 2001, Scudder Income Fund returned 2.97% (Class A shares imputed and unadjusted for sales charge) compared to a return of 4.22% for its unmanaged benchmark, the Lehman Brothers Aggregate Bond Index.^1 We attribute the fund's underperformance to its positions in the telecommunications area of the high yield sector. We have since pared our position in this area, and we believe that the portfolio is well-positioned for the environment we see in the months ahead. From a longer-term standpoint, we

^1 Class A, B, and C shares of Scudder Income Fund began operations on June 25, 2001. Prior to this date, the performance of Class A shares of the fund is derived from the fund's Class S shares. Performance of share classes may vary. Please refer to your prospectus.

                    believe that an approach that focuses on value, attractive yields, and strong risk-adjusted returns will help improve the fund's performance record over time.

                    Q: How is the fund positioned at present?

                    A: The portfolio is overweight in corporates and mortgage-backed securities and underweight in Treasuries. It is roughly market-weight in agency notes and asset-backed securities. Within the corporate area, we have been raising the portfolio's weighting in cyclical industries (such as autos and paper) and striving to achieve greater sector diversification. We have also been moving down the quality spectrum within the corporate sector over the course of the year and will continue to look for opportunities in lower quality issues. Approximately eight percent of the fund's net assets are in high-yield securities, and 28% is held in securities rated BBB. The fund's average credit quality currently stands at Aa3 due to our positions in AAA-rated government, agency, and mortgage securities. We will look to add to the portfolio's position in corporates as opportunity permits, based on our belief that yields are compelling on a historical basis.

                    In the mortgage-backed area, we have moved into higher-coupon issues, which provide higher income and may hold up better if bond yields in general begin to climb. We have rotated a portion of the fund's mortgage-backed position into FNMAs and out of GNMAs, based on what we see as better value among FNMAs. In the asset-backed area, we have made few changes over the past six months, as we continue to emphasize securities that offer an attractive balance of risk and return. Meanwhile, our position in Treasuries is currently used for liquidity purposes as we look for opportunities in other asset classes, and to help manage the fund's duration.

                    The portfolio's duration (interest rate sensitivity) currently stands at roughly 4.21 years, which is short in relation to the fund's benchmark and neutral relative to its peer group. In anticipation of a flatter yield curve (where the difference in yield between 2-year notes and 30-year bonds shrinks), we intend to adopt a "barbell" strategy, where we are overweight in both shorter- and longer-term bonds and underweight in intermediate-term issues.

                    Q: How do you see the economy and the bond market performing during the remainder of the year?

                    A: We intend to remain focused on the corporate area, where the fact that yield spreads are high by historical standards means that the sector may prove beneficial to performance. We will also continue to look for opportunities in the mortgage- and asset-backed areas, which will provide the fund with attractive yields, but which in our view won't add substantially to its risk. Overall, we believe that the current mix of securities in the portfolio will allow the fund to continue to provide shareholders with steady monthly income and a relatively high level of principal stability amid an uncertain environment.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                  July 31, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Diversification                                        7/31/01        1/31/01
--------------------------------------------------------------------------------
Corporate Bonds                                            51%            55%
U.S. Government Agency Pass-Thrus                          12%            16%
U.S. Treasury Obligations                                   3%            10%
Government National Mortgage Association                    7%             7%
Foreign Bonds -- U.S.$ Denominated                          5%             5%
Asset Backed Securities                                     3%             4%
Cash Equivalents                                           18%             1%
Other                                                       1%             2%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Quality                                                7/31/01        1/31/01
--------------------------------------------------------------------------------
U.S. Government and Agencies                               24%            33%
AAA*                                                       21%             8%
AA                                                          1%             3%
A                                                          17%            24%
BBB                                                        28%            21%
BB                                                          7%             7%
Below B                                                     1%             4%
Not Rated                                                   1%             --
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Effective Maturity                                     7/31/01        1/31/01
--------------------------------------------------------------------------------
Less than 1 year                                           16%             2%
1 < 5 years                                                25%            33%
5 < 8 years                                                23%            22%
8 < 10 years                                               21%            35%
Greater than 10 years                                      15%             8%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

*   Category includes cash equivalents

Weighted average effective maturity: 7.8 years and 7.7 years, respectively.

Diversification is subject to change.

For more complete details about the fund's investment portfolio, see page 17. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                             as of July 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                   Principal
                                                  Amount ($)         Value ($)
--------------------------------------------------------------------------------
 Corporate Bonds 50.9%
--------------------------------------------------------------------------------
Communications 4.5%
--------------------------------------------------------------------------------
McLeodUSA, Inc.:
  8.125%, 2/15/2009                                  4,350,000       2,131,500
  11.375%, 1/1/2009                                  8,485,000       4,963,725
Nextel Communications, Inc.:
  9.375%, 11/15/2009                                 7,700,000       6,342,875
  9.5%, 2/1/2011                                     5,900,000       4,852,750
Qwest Capital Funding, 7%, 8/3/2009                 13,575,000      13,626,449
Sprint Capital Corp., 7.625%, 1/30/2011             12,875,000      13,345,839
WorldCom, Inc., 8.25%, 5/15/2031                    13,675,000      14,017,422
--------------------------------------------------------------------------------
                                                                    59,280,560
--------------------------------------------------------------------------------
Construction 0.3%
--------------------------------------------------------------------------------
Weyerhaeuser Co., 6%, 8/1/2006                       4,350,000       4,342,605
--------------------------------------------------------------------------------
Consumer Discretionary 3.5%
--------------------------------------------------------------------------------
Georgia-Pacific Corp., 8.125%, 5/15/2011            12,400,000      12,695,616
Park Place Entertainment, Inc., 8.5%, 11/15/2006     3,750,000       3,994,826
Toys 'R' Us, 7.625%, 8/1/2011                       12,675,000      12,791,864
Tricon Global Restaurants, 7.625%, 5/15/2008         8,950,000       8,748,625
Wal-Mart Stores, Inc., 7.55%, 2/15/2030              6,875,000       7,649,881
--------------------------------------------------------------------------------
                                                                    45,880,812
--------------------------------------------------------------------------------
Consumer Staples 1.7%
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc., 7%, 3/1/2029             9,000,000       9,249,480
Unilever Capital Corp., 7.125%, 11/1/2010           11,600,000      12,438,564
--------------------------------------------------------------------------------
                                                                    21,688,044
--------------------------------------------------------------------------------
Durables 0.9%
--------------------------------------------------------------------------------
International Paper Co., 8.125%, 7/8/2005           11,325,000      12,199,290
--------------------------------------------------------------------------------
Energy 7.4%
--------------------------------------------------------------------------------
Anadarko Finance Co., 7.5%, 5/1/2031                 9,750,000      10,185,143
Apache Finance Canada, 7.75%, 12/15/2029            12,200,000      13,198,814
Barrett Resources Corp., 7.55%, 2/1/2007            12,500,000      13,065,512
Calpine Corp., 8.5%, 2/15/2011                      15,150,000      15,289,380
Nisource Finance Corp., 7.875%, 11/15/2010          12,325,000      13,455,572
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                   Amount ($)         Value ($)
--------------------------------------------------------------------------------
Occidental Petroleum Corp., 8.45%, 2/15/2029        12,350,000      14,112,345
Philips Petroleum Co., 7.0%, 3/30/2029               7,850,000       7,824,252
Pioneer Natural Resources Co., 9.625%, 4/1/2010      8,975,000       9,827,625
--------------------------------------------------------------------------------
                                                                    96,958,643
--------------------------------------------------------------------------------
Financial 12.8%
--------------------------------------------------------------------------------
Bank United Capital Trust, 10.5%, 12/31/2026         4,500,000       4,095,000
BB&T Corp, 6.5%, 8/1/2011                            3,550,000       3,573,501
Capital One Bank, 6.875%, 2/1/2006                   9,850,000       9,895,014
Citigroup, Inc., 7.25%, 10/1/2010                   12,850,000      13,744,617
Crestar Financial Corp., 8.75%, 11/15/2004           5,000,000       5,479,200
EOP Operating LP, 7.0%, 7/15/2011                   12,200,000      12,293,818
ERAC USA Finance Co., 7.35%, 6/15/2008              12,550,000      12,830,618
Federal National Mortgage Association:
  5.25%, 6/15/2006                                  10,250,000      10,302,890
  7.0%, 7/15/2005                                   14,450,000      15,520,167
Firststar Bank, 7.125%, 12/1/2009                    6,600,000       6,992,106
FleetBoston Financial Corp., 7.25%, 9/15/2005       11,300,000      12,012,691
General Motors Acceptance Corp., 7.25%, 3/2/2011     6,125,000       6,460,282
GS Escrow Corp., 7%, 8/1/2003                        9,000,000       9,077,220
PNC Funding Corp., 5.75%, 8/1/2006                  12,700,000      12,801,981
Prudential Insurance Co., 6.375%, 7/23/2006         13,000,000      13,313,040
Wells Fargo & Co., 7.55%, 6/21/2010                 17,850,000      19,452,216
--------------------------------------------------------------------------------
                                                                   167,844,361
--------------------------------------------------------------------------------
Manufacturing 1.0%
--------------------------------------------------------------------------------
Dow Chemical Co., 7%, 8/15/2005                     12,800,000      13,641,472
--------------------------------------------------------------------------------
Media 4.0%
--------------------------------------------------------------------------------
AT&T Corp.-- Liberty Media Group, 7.875%,
  7/15/2009                                         12,525,000      12,051,179
Cablevision Systems Corp., 7.875%, 12/15/2007       12,000,000      12,554,412
Comcast Cable Communications, 7.125%, 6/15/2013      4,725,000       4,794,363
News America Holdings, Inc., 9.25%, 2/1/2013         4,550,000       5,258,754
News America, Inc., 7.25%, 5/18/2018                 3,850,000       3,665,393
Time Warner, Inc., 9.125%, 1/15/2013                12,000,000      14,100,600
--------------------------------------------------------------------------------
                                                                    52,424,701
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Principal
                                                     Amount ($)      Value ($)
--------------------------------------------------------------------------------
Service Industries 1.4%
--------------------------------------------------------------------------------
Delhaize America, Inc., 8.125%, 4/15/2011           10,900,000      11,799,795
Felcor Lodging LP, 8.5%, 6/1/2011                    6,400,000       6,160,000
--------------------------------------------------------------------------------
                                                                    17,959,795
--------------------------------------------------------------------------------
Technology 4.2%
--------------------------------------------------------------------------------
Citizens Communications Co., 8.5%, 5/15/2006        12,200,000      12,949,690
Cox Communications, Inc., 7.75%, 11/1/2010          12,225,000      13,161,190
Lockheed Martin Corp., 7.7%, 6/15/2008              14,625,000      15,845,895
Northrop Grumman Corp., 7.125%, 2/15/2011           12,375,000      12,636,609
--------------------------------------------------------------------------------
                                                                    54,593,384
--------------------------------------------------------------------------------
Transportation 0.5%
--------------------------------------------------------------------------------

Ford Motor Co., 7.45%, 7/16/2031                     6,775,000       6,834,823
--------------------------------------------------------------------------------
Utilities 8.7%
--------------------------------------------------------------------------------
Alabama Power Co., 7.125%, 8/15/2004                 6,500,000       6,865,755
Cleveland Electric Illumination Co. "B", 7.67%,
  7/1/2004                                          15,100,000      15,853,339
Detroit Edison Co., 7.5%, 2/1/2005                  13,275,000      14,070,571
Exelon Generation Co. LLC, 6.95%, 6/15/2011         12,350,000      12,715,066
General Electric Capital Corp., 6.5%, 12/10/2007    14,875,000      15,660,549
KeySpan Corp.:
  6.15%, 6/1/2006                                    3,600,000       3,687,840
  7.625%, 11/15/2010                                11,625,000      12,626,377
Progress Energy, Inc., 6.75%, 3/1/2006               6,700,000       6,962,037
Texas Eastern Transmission Corp., 7.3%,             11,900,000      12,532,366
  12/1/2010
Texas Utilities Holdings, 6.375%, 6/15/2006         12,525,000      12,680,686
--------------------------------------------------------------------------------
                                                                   113,654,586
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $653,307,337)                          667,303,076
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Asset Backed 3.5%
--------------------------------------------------------------------------------
Automobile Receivables 1.7%
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Series
  2000-2 A3, 6.46%, 1/15/2004                        5,450,000       5,574,290
DaimlerChrysler Auto Trust:
  Series 2000-C A3, 6.82%, 9/6/2004                  7,750,000       8,020,384
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      Principal
                                                     Amount ($)      Value ($)
--------------------------------------------------------------------------------
  Series 2000-D A3, 6.66%, 1/8/2005                  5,625,000       5,823,191
First Security Auto Owner Trust, Series 1999-2
  A3, 6%, 10/15/2003                                 2,552,195       2,562,809
--------------------------------------------------------------------------------
                                                                    21,980,674
--------------------------------------------------------------------------------
Credit Card Receivables 1.8%
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Series
  2000-A1, 6.9%, 10/17/2007                          6,750,000       7,163,182
MBNA Master Credit Card Trust, Series 2000-1 A,
  6.9%, 1/15/2008                                   16,025,000      17,012,569
--------------------------------------------------------------------------------
                                                                    24,175,751
--------------------------------------------------------------------------------
Total Asset Backed (Cost $44,128,295)                               46,156,425
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Foreign Bonds -- U.S.$ Denominated 5.3%
--------------------------------------------------------------------------------
British Sky Broadcasting Group PLC, 6.875%,
  2/23/2009                                          6,825,000       6,465,732
PacifiCorp Australia LLC, 6.15%, 1/15/2008          12,000,000      11,819,880
Petroleum Geo-Services, 7.5%, 3/31/2007             12,200,000      12,340,544
Province of Ontario, 5.5%, 10/1/2008                 3,700,000       3,672,953
Province of Quebec, 7%, 1/30/2007                   12,000,000      12,782,400
Stora Enso Oyj, 7.375%, 5/15/2011                    9,850,000      10,328,316
Telus Corp., 7.5%, 6/1/2007                         11,975,000      12,511,241
--------------------------------------------------------------------------------
Total Foreign Bonds-- U.S.$ Denominated (Cost $67,993,840)          69,921,066
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 U.S. Treasury Obligations 2.7%
--------------------------------------------------------------------------------
U.S. Treasury Bond, 3.875%, 6/30/2003                6,350,000       6,360,922
U.S. Treasury Bond, 4.625%, 2/28/2003               13,300,000      13,486,998
U.S. Treasury Bond, 5%, 2/15/2011                   12,085,000      12,049,107
U.S. Treasury Note, 6.25%, 5/15/2030                 2,950,000       3,233,023
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $34,942,259)                  35,130,050
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 U.S. Government Agency Pass-Thrus 12.3%
--------------------------------------------------------------------------------
Federal National Mortgage Association:
  6.5%, 7/1/2030                                    29,685,269      29,702,486
  7% with various maturities until 8/1/2031 (b)     49,556,546      50,593,127
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Principal
                                                     Amount ($)      Value ($)
--------------------------------------------------------------------------------
  7.5% with various maturities until 7/1/2031       69,692,291      71,846,522
  8%, 9/1/2015                                       8,774,498       9,145,483
--------------------------------------------------------------------------------
Total U.S. Government Agency Pass-Thrus (Cost $157,486,771)        161,287,618
--------------------------------------------------------------------------------
 Government National Mortgage Association 6.8%
Government National Mortgage Association
  Pass-Thru, 6.5% with various maturities until
  4/15/2029                                         18,169,149      18,334,512
Government National Mortgage Association
  Pass-Thru, 7% with various maturities until
  5/15/2029                                         38,041,183      39,018,124
Government National Mortgage Association
  Pass-Thru, 7.5%, 12/20/2030                       16,278,309      16,804,749
Government National Mortgage Association
  Pass-Thru, 8% with various maturities until
  8/15/2030                                         13,751,512      14,352,728
--------------------------------------------------------------------------------
Total Government National Mortgage Association (Cost $86,104,612)   88,510,113
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Other 0.9%
--------------------------------------------------------------------------------
Riverside Loan Trust I, 6.529%*, 7/16/2008 (c)
  (Cost $15,000,000)                                15,000,000      11,518,440
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Cash Equivalents 17.6%
--------------------------------------------------------------------------------
Zurich Scudder Cash Management QP Trust, 3.93%
  (d) (Cost $230,827,795)                          230,827,795     230,827,795
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $1,289,790,909) (a)   1,310,654,583
--------------------------------------------------------------------------------

*    Annualized yield; not a coupon rate.

(a) The cost for federal income tax purposes was $1,290,674,528. At July 31, 2001, net unrealized appreciation for all securities based on tax cost was $19,980,055. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,840,934 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,860,879.

(b) When-issued or forward delivery securities (see Note A in Notes to Financial Statements).

(c) The Riverside Loan Trust I portfolio is also managed by Zurich Scudder Investments, Inc. The Riverside Loan Trust I does not pay Zurich Scudder Investments, Inc. a management fee for the Fund's investment in the Trust.

(d) Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

     Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.


    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $1,289,790,909)       $ 1,310,654,583
--------------------------------------------------------------------------------
Cash                                                                     10,000
--------------------------------------------------------------------------------
Receivable for investments sold                                       7,071,371
--------------------------------------------------------------------------------
Dividends receivable                                                    708,545
--------------------------------------------------------------------------------
Interest receivable                                                  14,050,267
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                         911,275
--------------------------------------------------------------------------------
Total assets                                                      1,333,406,041
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                    20,595,524
--------------------------------------------------------------------------------
Payable for when-issued and forward delivery securities              21,967,734
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                      1,449,621
--------------------------------------------------------------------------------
Accrued management fee                                                  518,991
--------------------------------------------------------------------------------
Other accrued expenses and payables                                     651,350
--------------------------------------------------------------------------------
Total liabilities                                                    45,183,220
--------------------------------------------------------------------------------
Net assets, at value                                            $ 1,288,222,821
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:
Undistributed net investment income                                     788,580
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments            20,863,674
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                (52,709,545)
--------------------------------------------------------------------------------
Paid-in capital                                                   1,319,280,112
--------------------------------------------------------------------------------
Net assets, at value                                            $ 1,288,222,821
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001 (Unaudited) (continued)
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share ($140,884,940 / 11,063,456 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         12.73
--------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share ($706,113,464 / 55,428,961 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         12.74
--------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share ($324,155,088 / 25,443,763 outstanding shares of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                     $         12.74
--------------------------------------------------------------------------------
Maximum offering price per share (100 / 95.50 of $12.74)         $         13.34
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) ($78,143,414 / 6,134,668 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares
authorized)                                                      $         12.74
-------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($23,372,945 / 1,834,847 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         12.74
--------------------------------------------------------------------------------
Class I

Net Asset Value, offering and redemption price per share ($15,552,970 / 1,217,874 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         12.77
--------------------------------------------------------------------------------



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Operations for the six months ended July 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:
Dividends                                                       $     1,327,221
--------------------------------------------------------------------------------
Interest                                                             29,396,915
--------------------------------------------------------------------------------
Total income                                                         30,724,136
--------------------------------------------------------------------------------
Expenses:
Management fee                                                        2,625,120
--------------------------------------------------------------------------------
Administrative fee                                                    1,367,134
--------------------------------------------------------------------------------
Distribution services fees                                              182,826
--------------------------------------------------------------------------------
Trustees' fees and expenses                                               8,797
--------------------------------------------------------------------------------
Other                                                                       186
--------------------------------------------------------------------------------
Total expenses, before expense reductions                             4,184,063
--------------------------------------------------------------------------------
Expense reductions                                                       (3,130)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                              4,180,933
--------------------------------------------------------------------------------
Net investment income                                                26,543,203
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from investments                             9,745,876
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on
investments                                                          (5,245,034)
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                            4,500,842
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations $    31,044,045
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                               Six Months Ended
                                                 July 31, 2001     Year Ended
Increase (Decrease) in Net Assets                 (Unaudited)   January 31, 2001
--------------------------------------------------------------------------------
Operations:
Net investment income                          $    26,543,203  $    48,825,877
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                         9,745,876      (22,696,819)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period           (5,245,034)      62,831,985
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     31,044,045       88,961,043
--------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class AARP                                        (3,861,705)      (5,252,439)
--------------------------------------------------------------------------------
  Class S                                          (20,296,979)     (49,576,265)
--------------------------------------------------------------------------------
  Class A                                           (1,529,152)              --
--------------------------------------------------------------------------------
  Class B                                             (318,119)              --
--------------------------------------------------------------------------------
  Class C                                              (97,072)              --
--------------------------------------------------------------------------------
  Class I                                              (77,514)              --
--------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                          201,750,978      257,288,388
--------------------------------------------------------------------------------
Net assets acquired in tax-free reorganizations    426,361,429      224,943,251
--------------------------------------------------------------------------------
Reinvestment of distributions                       21,807,831       47,665,636
--------------------------------------------------------------------------------
Cost of shares redeemed                           (202,344,845)    (416,100,982)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                 447,575,393      113,796,293
--------------------------------------------------------------------------------
Increase (decrease) in net assets                  452,438,897      147,928,632
--------------------------------------------------------------------------------
Net assets at beginning of period                  835,783,924      687,855,292
--------------------------------------------------------------------------------
Net assets at end of period (including
undistributed net investment income of $788,580
and $425,918, respectively)                    $ 1,288,222,821  $   835,783,924
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class A
--------------------------------------------------------------------------------
                                                                        2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $12.64
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                                  .07
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       .09
--------------------------------------------------------------------------------
  Total from investment operations                                         .16
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                   (.06)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $12.74
--------------------------------------------------------------------------------
Total Return (%)^c                                                        1.25**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     324
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                     1.08*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                        5.44*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                147*
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class A shares) to July 31, 2001 (Unaudited).

^b   Based on average shares outstanding during the period.

^c   Total return does not reflect the effect of sales charges.

*    Annualized

**   Not annualized

Class B


--------------------------------------------------------------------------------
                                                                         2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $12.64
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment incomeb                                                   .06
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       .09
--------------------------------------------------------------------------------
  Total from investment operations                                         .15
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                   (.05)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $12.74
--------------------------------------------------------------------------------
Total Return (%)c                                                         1.18**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      78
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                     1.83*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                        4.69*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                147*
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class B shares) to July 31, 2001 (Unaudited).

^b   Based on average shares outstanding during the period.

^c   Total return does not reflect the effect of sales charges.

*    Annualized

**   Not annualized

Class C

--------------------------------------------------------------------------------
                                                                         2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $12.64
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                                  .06
--------------------------------------------------------------------------------

  Net realized and unrealized gain (loss) on investment transactions       .09
--------------------------------------------------------------------------------
  Total from investment operations                                         .15
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                   (.05)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $12.74
--------------------------------------------------------------------------------
Total Return (%)^c                                                        1.19**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      23
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                     1.73*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                        4.79*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                147*
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class C shares) to July 31, 2001 (Unaudited).

^b   Based on average shares outstanding during the period.

^c   Total return does not reflect the effect of sales charges.

*    Annualized

**   Not annualized

Class I

--------------------------------------------------------------------------------
                                                                        2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $12.64
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                                  .08
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       .11
--------------------------------------------------------------------------------
  Total from investment operations                                         .19
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                   (.06)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $12.77
--------------------------------------------------------------------------------
Total Return (%)                                                          1.52**
-------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      16
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                      .63*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                        5.89*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                147*
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class I shares) to July 31, 2001 (Unaudited).

^b   Based on average shares outstanding during the period.

*    Annualized

**   Not annualized

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------
A. Significant Accounting Policies

Scudder Income Fund (the "Fund") is a diversified series of Scudder Portfolio Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On June 25 2001, the Fund commenced offering additional shares: Class A, Class B, Class C and Class I. Each class of shares provides investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert to another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are especially designed for members of AARP and are not subject to initial or contingent deferred sales charges. Class S shares are not subject to initial or contingent deferred sales charges. After December 29, 2000, Class S shares of the Fund are generally not available to new investors. Certain detailed information for the Class AARP and Class S shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes, except that each class bears certain expenses unique to that class such as distribution fees, service fees, administrative fee and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Fund, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less and other cash equivalents are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At January 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $42,414,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until January 31, 2007 ($2,659,000), January 31, 2008 ($5,901,000) and January 31, 2009
($33,854,000), the respective expiration dates, whichever occurs first. In addition, from November 1, 2000 through January 31, 2001, the Fund incurred approximately $2,187,000 of net capital realized losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending January 31, 2002.

In addition, the Fund inherited approximately $14,501,000 of capital losses from its merger (see Note G) with AARP Bond Fund for Income, which may be applied against any realized net taxable capital gains in future years, or until January 31, 2007 ($39,000), January 31, 2008 ($2,962,000) and January 31, 2009

($11,500,000), the respective expiration dates, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

The Fund also inherited approximately $2,246,000 of capital losses from its merger (see Note G) with Scudder Corporate Bond Fund, which may be applied against any realized net taxable gains in future years or until January 31, 2008, the expiration date, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

The Fund also inherited approximately $43,703,000 of capital losses from its merger (see Note G) with Kemper Income and Capital Preservation Fund, which may be applied against any realized net taxable gains in future years or until January 31, 2006 ($8,102,000) and January 31, 2007 ($35,601,000), the respective expiration dates, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

Distribution of Income and Gains. Effective May 1, 2001, net investment income is declared and distributed to shareholders monthly. Prior to May 1, 2001, all of the net investment income of the Fund was declared as a daily dividend and was distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended July 31, 2001, purchases and sales of investment securities (excluding short-term investments and direct U.S. government obligations) aggregated $426,620,985 and $491,028,978. Purchases and sales of direct U.S. government obligations aggregated $216,588,753 and $265,172,654, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement was equal to an annual rate of 0.65% on the first $200,000,000 of average daily net assets, 0.60% on the next $300,000,000 of such net assets, 0.55% on the next $500,000,000 of such net assets, 0.525% on the next $500,000,000 of such net assets and 0.50% of such net assets in excess of $1,500,000,000, computed and accrued daily and payable monthly.

Effective June 25, 2001, the Fund, as approved by the Fund's Trustees, adopted a new Investment Management Agreement (the "Management Agreement") with ZSI. The Management Agreement is identical to the pre-existing Agreement, except for the dates of execution and termination and fee rate. The management fee payable under the Management Agreement is equal to an annual rate of 0.55% of the first $250,000,000 of the Fund's average daily net assets, 0.52% on the next $750,000,000 of such net assets, 0.50% on the next $1,500,000,000 of such net assets, 0.48% on the next $2,500,000,000 of such net assets, 0.45% on the next $2,500,000,000 of such net assets, 0.43% on the next $2,500,000,000 of such net assets, 0.41% on the next $2,500,000,000 of such net assets and 0.40% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly.

Accordingly, for the six months ended July 31, 2001, the fees pursuant to the Agreement and the Management Agreement aggregated $2,625,120, which was equivalent to annualized effective rate of 0.52% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement, the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative fee (the "Administrative Fee"). The Administrative Fee under the Administrative Agreement for Class AARP and Class S for the six months ended July 31, 2001, was equal to an annualized effective rate of 0.30% and 0.30%, respectively, of average daily net assets, computed and accrued daily and payable monthly. The

Administrative Fee for Class A, Class B, Class C and Class I for the period June 25, 2001 (commencement of sales) through July 31, 2001 was equal to 0.30%, 0.30%, 0.20% and 0.10%, respectively, of average daily net assets, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corp. and Scudder Investments Service Company, also subsidiaries of ZSI, are the transfer, shareholder service and dividend-paying agent for the classes of shares of the Fund. Scudder Trust Company, an affiliate of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers, not affiliated with ZSI, provide certain services (i.e. custody, legal, audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended July 31, 2001, the Administrative Fee was as follows:

                                                                     Unpaid at
Administrative Fee                               Total Aggregated  July 31, 2001
--------------------------------------------------------------------------------
Class AARP                                       $     205,615    $      32,171
--------------------------------------------------------------------------------
Class S                                              1,084,356          161,981
--------------------------------------------------------------------------------
Class A                                                 59,742           80,857
--------------------------------------------------------------------------------
Class B                                                 14,607           19,455
--------------------------------------------------------------------------------
Class C                                                  2,008            3,875
--------------------------------------------------------------------------------
Class I                                                    806              598
--------------------------------------------------------------------------------
                                                 $   1,367,134    $     298,937
--------------------------------------------------------------------------------

Distribution Service Agreement. In accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Classes B and
C. Pursuant to the Agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Classes B and C shares. For the period June 25, 2001 (commencement of sales) through July 31, 2001, the Distribution Fee was as follows:

                                                                    Unpaid at
Distribution Fee                                 Total Aggregate   July 31, 2001
--------------------------------------------------------------------------------
Class B                                          $      58,658    $      49,114
--------------------------------------------------------------------------------
Class C                                                 17,573           14,744
--------------------------------------------------------------------------------
                                                 $      76,231    $      63,858
--------------------------------------------------------------------------------

SDI also provides information and administrative services ("Service Fees") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based on assets of shareholder accounts the firms service. For the period June 25, 2001 (commencement of sales) through July 31, 2001, the Service Fees were as follows:

                                                                    Unpaid at
Service Fees                                     Total Aggregated  July 31, 2001
--------------------------------------------------------------------------------
Class A                                          $      81,185    $      68,038
--------------------------------------------------------------------------------
Class B                                                 19,553           16,371
--------------------------------------------------------------------------------
Class C                                                  5,857            4,915
--------------------------------------------------------------------------------
                                                 $     106,595    $      89,324
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Classes A, B and C. Underwriting commissions paid in connection with the distribution of Class A shares for the period from June 25, 2001 (commencement of sales) through July 31, 2001 aggregated $2,215, of which none was paid to other firms.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period June 25, 2001 (commencement of sales) to July 31, 2001, the CDSC for Classes B and C aggregated $13,914 and $354, respectively.

Trustees' Fees and Expenses. The Trust pays each of its Trustees not affiliated with the Advisor an annual retainer, plus specified amounts for attended board and committee meetings. For the six months ended July 31, 2001, Trustees' fees and expenses aggregated $8,797.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. ZSI does not receive a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the six months ended July 31, 2001, totaled $1,327,221 and are reflected as dividend income on the Statement of Operations.

D. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended July 31, 2001, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $3,130 for custodian credits earned.

E. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

F. Reorganization

ZSI initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the creation of one Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds.

G. Acquisitions of Assets

On June 22, 2001, the Fund acquired all the net assets of Kemper Income and Capital Preservation Fund pursuant to a plan of reorganization approved by shareholders on May 24, 2001. The acquisition was accomplished by a tax-free exchange of 25,394,838 Class A shares, 6,153,324 Class B shares, 1,824,332 Class C and 357,891 Class I shares of the Fund, respectively, for 39,121,359 Class A shares, 9,515,294 Class B shares, 2,811,797 Class C shares and 551,541 Class I shares of the of Kemper Income and Capital Preservation Fund, respectively, outstanding on June 22, 2001. Kemper Income and Capital Preservation Fund's net assets at that date ($426,361,429), including $8,025,057 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $839,771,673. The combined net assets of the Fund immediately following the acquisition were $1,266,133,102.

On July 28, 2000, the Fund acquired all the net assets of AARP Bond Fund for Income pursuant to a plan of reorganization approved by shareholders on July 13, 2000. The acquisition was accomplished by a tax-free exchange of 15,054,140 Class AARP shares of the Fund for 13,242,168 shares of AARP Bond Fund for Income outstanding on July 28, 2000. AARP Bond Fund for Income's net assets at that date ($183,509,996), including $4,631,154 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $649,750,265. The combined net assets of the Fund immediately following the acquisition were $833,260,261.

In addition, on November 3, 2000, the Fund acquired all the net assets of Scudder Corporate Bond Fund pursuant to a plan of reorganization approved by shareholders on July 13, 2000. The acquisition was accomplished by a tax-free exchange of 3,382,440 Class S shares of the Fund for 3,667,129 shares of Scudder Corporate Bond Fund outstanding on November 3, 2000. Scudder Corporate Bond Fund's net assets at that date ($41,433,255), including $241,496 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $792,049,981. The combined net assets of the Fund immediately following the acquisition were $833,483,236.

H. Share Transactions

The following table summarizes share and dollar activity in the Fund:



                         Six Months Ended                   Year Ended
                          July 31, 2001                  January 31, 2001
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class AARP          1,463,834    $ 18,542,323         775,732*     $ 9,716,101*
--------------------------------------------------------------------------------
Class S             9,315,230     117,919,253      20,035,468      247,572,287
--------------------------------------------------------------------------------
Class A**           2,854,093      36,074,401              --               --
--------------------------------------------------------------------------------
Class B**             985,028      12,447,485              --               --
--------------------------------------------------------------------------------
Class C**             417,107       5,270,186              --               --
--------------------------------------------------------------------------------
Class I**             909,614      11,497,330              --               --
--------------------------------------------------------------------------------
                                 $201,750,978                     $257,288,388
--------------------------------------------------------------------------------

Shares issued in tax-free reorganizations
--------------------------------------------------------------------------------
Class AARP                 --    $         --      15,054,140     $183,509,996
--------------------------------------------------------------------------------
Class S                    --              --       3,382,440       41,433,255
--------------------------------------------------------------------------------
Class A            25,394,838     321,000,924              --               --
--------------------------------------------------------------------------------
Class B             6,153,324      77,777,217              --               --
--------------------------------------------------------------------------------
Class C             1,824,332      23,059,713              --               --
--------------------------------------------------------------------------------
Class I               357,891       4,523,575              --               --
--------------------------------------------------------------------------------
                                 $426,361,429                     $224,943,251
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP            162,471    $  2,052,764         238,331*     $ 2,951,202*
--------------------------------------------------------------------------------
Class S             1,455,000      18,396,647       3,640,200       44,714,434
--------------------------------------------------------------------------------
Class A**              78,665         996,687              --               --
--------------------------------------------------------------------------------
Class B**              17,027         215,734              --               --
--------------------------------------------------------------------------------
Class C**               5,511          69,823              --               --
--------------------------------------------------------------------------------
Class I**               5,998          76,176              --               --
--------------------------------------------------------------------------------
                                 $ 21,807,831                     $ 47,665,636
--------------------------------------------------------------------------------

                         Six Months Ended                   Year Ended
                          July 31, 2001                  January 31, 2001
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP           (887,024)   $(11,227,976)     (5,744,028)*   $(70,926,351)*
--------------------------------------------------------------------------------

Class S           (10,739,402)   (135,862,430)    (27,982,175)    (345,174,631)
--------------------------------------------------------------------------------
Class A**          (2,883,833)    (36,447,095)             --               --
--------------------------------------------------------------------------------
Class B**          (1,020,711)    (12,892,606)             --               --
--------------------------------------------------------------------------------
Class C**            (412,103)     (5,209,259)             --               --
--------------------------------------------------------------------------------
Class I**             (55,629)       (705,479)             --               --
--------------------------------------------------------------------------------
                                $(202,344,845)                   $(416,100,982)
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP            739,281    $  9,367,111      10,324,175     $125,250,948
--------------------------------------------------------------------------------
Class S                30,828         453,470        (924,067)     (11,454,655)
-------------------------------------------------------------------------------

Class A**          25,443,763     321,624,917              --               --
--------------------------------------------------------------------------------
Class B**           6,134,668      77,547,830              --               --
--------------------------------------------------------------------------------
Class C**           1,834,847      23,190,463              --               --
--------------------------------------------------------------------------------
Class I**           1,217,874      15,391,602              --               --
--------------------------------------------------------------------------------
                                 $447,575,393                     $113,796,293
--------------------------------------------------------------------------------

* For the period from July 31, 2000 (commencement of sales of Class AARP shares) to January 31, 2001.

** For the period from June 25, 2001 (commencement of sales of Class A, Class B, Class C and Class I shares) to July 31, 2001.

 I. Change In Accounting Principle

As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to February 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $424,827 reduction in cost of securities and a corresponding $424,827 increase in net unrealized appreciation, based on securities held by the Fund on February 1, 2001.

The effect of this change for the six months ended July 31, 2001, was to decrease net investment income by $247,994, decrease unrealized appreciation by $225,625, and increase net realized gains by $473,619. The statement of changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.

Officers and Trustees
--------------------------------------------------------------------------------

Linda C. Coughlin*
   President and Trustee

Henry P. Becton, Jr.
   Trustee; President, WGBH Educational
   Foundation

Dawn-Marie Driscoll
   Trustee; President, Driscoll Associates;
   Executive Fellow, Center for Business
   Ethics, Bentley College

Edgar R. Fiedler
   Trustee; Senior Fellow and Economic
   Counsellor, The Conference Board, Inc.

Keith R. Fox
   Trustee; General Partner,
   The Exeter Group of Funds

Jean Gleason Stromberg
   Trustee; Consultant

Jean C. Tempel
   Trustee; Managing Director, First Light
   Capital, LLC

Steven Zaleznick
   Trustee; President and Chief Executive
   Officer, AARP Services, Inc.

Thomas V. Bruns*
   Vice President

Robert S. Cessine*
   Vice President

William F. Glavin*
   Vice President

Gary A. Langbaum*
   Vice President

James E. Masur*
   Vice President

Harry E. Resis*
   Vice President

Howard S. Schneider*
   Vice President

John Millette*
   Vice President and Secretary

Kathryn L. Quirk*
   Vice President and Assistant Secretary

John R. Hebble*
   Treasurer

Thomas Lally*
   Assistant Treasurer

Brenda Lyons*
   Assistant Treasurer

Caroline Pearson*
   Assistant Secretary


*Zurich Scudder Investments, Inc.

Account Management Resources
--------------------------------------------------------------------------------

      Legal Counsel   Dechert

                      Ten Post Office Square South
                      Boston, MA 02109
--------------------------------------------------------------------------------
        Shareholder   Scudder Investments Service Company
      Service Agent
                      P.O. Box 219151
                      Kansas City, MO 64121
--------------------------------------------------------------------------------
      Custodian and   State Street Bank and Trust Company
     Transfer Agent
                      225 Franklin Street
                      Boston, MA 02109
--------------------------------------------------------------------------------
        Independent   PricewaterhouseCoopers LLP
        Accountants
                      160 Federal Street
                      Boston, MA 02109
--------------------------------------------------------------------------------
          Principal   Scudder Distributors, Inc.
        Underwriter
                      222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
                      (800) 621-1048
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS

222 South Riverside Plaza
Chicago, IL 60606-5808



A member of [LOGO] Zurich Scudder Investments

--------------------------------------------------------------------------------
Total Returns*                                                 July 31, 2001
--------------------------------------------------------------------------------

                                                               Life of Class**
                                                               ---------------

Scudder Income Fund Class I Shares                                  1.52%

LB Aggregate Bond Index(1)                                          2.24%





* Performance is historical and includes reinvested dividends and capital gains. Investment return and principal value will fluctuate with changing market conditions, so that when redeemed, shares may be worth more or less than their original cost.

** The class commenced operations on June 25, 2001. Index comparisons begin on June 30, 2001.

(1) The unmanaged Lehman Brothers (LB) Aggregate Bond Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvested dividends and, unlike Fund returns do not reflect any fees or expenses. It is not possible to invest directly into an index.



Investment Manager
Zurich Scudder Investments

Principal Underwriter
Scudder Distributors, Inc.

This report is not to be distributed unless preceded or accompanied by a Scudder Income Fund prospectus and the 2001 Annual Report for Scudder Income Fund.